UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 07584

Rydex Series Funds
(Exact name of registrant as specified in charter)

702 King Farm Boulevard, Suite 200
Rockville, Maryland 20850
(Address of principal executive offices) (Zip code)

Amy J. Lee

Rydex Series Funds
702 King Farm Boulevard, Suite 200
Rockville, Maryland 20850
(Name and address of agent for service)

Registrant's telephone number, including area code: (301) 296-5100

Date of fiscal year end: December 31

Date of reporting period: January 1, 2025 – June 30, 2025

Item 1.	Reports to Stockholders.

(a)	The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

Commodities Strategy Fund

Class A | RYMEX

Semi-Annual Shareholder Report | 6.30.25

This semi-annual shareholder report contains important information about the Commodities Strategy Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$84	1.69%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of January 1, 2025 to June 30, 2025, the fund (Class A shares) returned 0.38%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 6.20% for the same period and underperforming the fund's secondary index, the S&P Goldman Sachs Commodity Index, which returned 1.94% for the same period.

What factors materially affected the fund's performance over the last six months?

The fund obtained exposure to the commodities markets through futures on the S&P Goldman Sachs Commodity Index. S&P Goldman Sachs Commodity Index futures had a strong first quarter of 2025 but experienced headwinds from energy and agricultural sectors in the second quarter of 2025. Eleven of the twenty-four index components had positive returns for the period. The components with some of the largest positive returns were gold, silver, and live cattle. The components with some of the largest negative returns were cocoa, corn, and Kansas wheat.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 6.30.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 6.30.25
	6 Month†	One Year	Five Years	Ten Years
Class A (without sales charge)	0.38%	-1.48%	15.84%	-0.01%
Class A (with sales charge)‡	-4.39%	-6.17%	14.72%	-0.50%
S&P 500 Index	6.20%	15.16%	16.64%	13.65%
S&P Goldman Sachs Commodity Index	1.94%	0.25%	17.69%	1.45%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 6.30.25
Net Assets	$6,658,424
Total Number of Portfolio Holdings	7
Portfolio Turnover Rate	–%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P Goldman Sachs Commodity Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	6 month returns are not annualized.
‡	Fund returns are calculated using the maximum sales charge of 4.75%.

Guggenheim Investments	1

Commodities Strategy Fund | Class A | RYMEX	Semi-Annual Shareholder Report | June 30, 2025

What did the fund invest in?
Consolidated Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 6.30.25
Largest Holdings2 (as a % of Net Assets) as of 6.30.25
Top 10	% of Net Assets
Guggenheim Ultra Short Duration Fund — Institutional Class	12.3%
Guggenheim Strategy Fund II	12.0%
Total	24.3%

[1]

"Consolidated Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYMEX-063025

Guggenheim Investments	2

Commodities Strategy Fund

Class C | RYMJX

Semi-Annual Shareholder Report | 6.30.25

This semi-annual shareholder report contains important information about the Commodities Strategy Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$120	2.42%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of January 1, 2025 to June 30, 2025, the fund (Class C shares) returned 0.01%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 6.20% for the same period and underperforming the fund's secondary index, the S&P Goldman Sachs Commodity Index, which returned 1.94% for the same period.

What factors materially affected the fund's performance over the last six months?

The fund obtained exposure to the commodities markets through futures on the S&P Goldman Sachs Commodity Index. S&P Goldman Sachs Commodity Index futures had a strong first quarter of 2025 but experienced headwinds from energy and agricultural sectors in the second quarter of 2025. Eleven of the twenty-four index components had positive returns for the period. The components with some of the largest positive returns were gold, silver, and live cattle. The components with some of the largest negative returns were cocoa, corn, and Kansas wheat.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 6.30.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 6.30.25
	6 Month†	One Year	Five Years	Ten Years
Class C (without CDSC)	0.01%	-2.21%	14.98%	-0.76%
Class C (with CDSC)§	-0.99%	-3.18%	14.98%	-0.76%
S&P 500 Index	6.20%	15.16%	16.64%	13.65%
S&P Goldman Sachs Commodity Index	1.94%	0.25%	17.69%	1.45%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 6.30.25
Net Assets	$6,658,424
Total Number of Portfolio Holdings	7
Portfolio Turnover Rate	–%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P Goldman Sachs Commodity Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	6 month returns are not annualized.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

Guggenheim Investments	1

Commodities Strategy Fund | Class C | RYMJX	Semi-Annual Shareholder Report | June 30, 2025

What did the fund invest in?
Consolidated Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 6.30.25
Largest Holdings2 (as a % of Net Assets) as of 6.30.25
Top 10	% of Net Assets
Guggenheim Ultra Short Duration Fund — Institutional Class	12.3%
Guggenheim Strategy Fund II	12.0%
Total	24.3%

[1]

"Consolidated Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYMJX-063025

Guggenheim Investments	2

Commodities Strategy Fund

Class H | RYMBX

Semi-Annual Shareholder Report | 6.30.25

This semi-annual shareholder report contains important information about the Commodities Strategy Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$84	1.69%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of January 1, 2025 to June 30, 2025, the fund (Class H shares) returned 0.39%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 6.20% for the same period and underperforming the fund's secondary index, the S&P Goldman Sachs Commodity Index, which returned 1.94% for the same period.

What factors materially affected the fund's performance over the last six months?

The fund obtained exposure to the commodities markets through futures on the S&P Goldman Sachs Commodity Index. S&P Goldman Sachs Commodity Index futures had a strong first quarter of 2025 but experienced headwinds from energy and agricultural sectors in the second quarter of 2025. Eleven of the twenty-four index components had positive returns for the period. The components with some of the largest positive returns were gold, silver, and live cattle. The components with some of the largest negative returns were cocoa, corn, and Kansas wheat.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 6.30.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 6.30.25
	6 Month†	One Year	Five Years	Ten Years
Class H	0.39%	-1.51%	15.83%	-0.02%
S&P 500 Index	6.20%	15.16%	16.64%	13.65%
S&P Goldman Sachs Commodity Index	1.94%	0.25%	17.69%	1.45%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 6.30.25
Net Assets	$6,658,424
Total Number of Portfolio Holdings	7
Portfolio Turnover Rate	–%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P Goldman Sachs Commodity Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	6 month returns are not annualized.

Guggenheim Investments	1

Commodities Strategy Fund | Class H | RYMBX	Semi-Annual Shareholder Report | June 30, 2025

What did the fund invest in?
Consolidated Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 6.30.25
Largest Holdings2 (as a % of Net Assets) as of 6.30.25
Top 10	% of Net Assets
Guggenheim Ultra Short Duration Fund — Institutional Class	12.3%
Guggenheim Strategy Fund II	12.0%
Total	24.3%

[1]

"Consolidated Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYMBX-063025

Guggenheim Investments	2

Guggenheim Managed Futures Strategy Fund

Class A | RYMTX

Semi-Annual Shareholder Report | 6.30.25

This semi-annual shareholder report contains important information about the Guggenheim Managed Futures Strategy Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$95	1.95%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of January 1, 2025 to June 30, 2025, the fund (Class A shares) returned -2.99%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 6.20% for the same period and underperforming the fund's secondary index, the ICE BofA 3-Month U.S. Treasury Bill Index, which returned 2.09% for the same period.

What factors materially affected the fund's performance over the last six months?

In the first half of 2025, futures markets were marked by a mix of reversals and consolidation, presenting a challenging environment for trend-following systems. Global stock index futures saw choppy behavior, with early-year rallies in U.S. and European equities stalling amid shifting central bank policy signals and geopolitical uncertainty. Bond futures were volatile but lacked sustained directional moves, as inflation data and diverging rate expectations kept global yields in flux. In foreign exchange, the U.S. dollar strengthened modestly against major currencies in Q1 before weakening in Q2, driven by changing interest rate differentials and mixed economic signals across regions. Commodity futures were mixed—energy markets, particularly crude oil, saw sharp but short-lived moves tied to supply disruptions and OPEC policy, while metals and agricultural contracts experienced sporadic price swings without sustained trends.

This backdrop of frequent reversals and limited trend persistence across asset classes created a difficult environment for trend-following models, which typically perform best in sustained directional markets. Reflecting these conditions, the fund posted a negative return in Q1, with losses across all asset classes—Currencies and Fixed Income were the largest detractors, while Commodities and Equities also contributed to the decline. In Q2, performance improved, supported by gains in Commodities, Currencies, and Equities, though Fixed Income remained a drag. Despite the recovery in Q2, the fund ended the first half of the year with a net loss.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 6.30.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 6.30.25
	6 Month†	One Year	Five Years	Ten Years
Class A (without sales charge)	-2.99%	-7.22%	3.74%	0.75%
Class A (with sales charge)‡	-7.60%	-11.62%	2.74%	0.26%
S&P 500 Index	6.20%	15.16%	16.64%	13.65%
ICE BofA 3-Month U.S. Treasury Bill Index	2.09%	4.71%	2.78%	1.98%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 6.30.25
Net Assets	$19,444,598
Total Number of Portfolio Holdings	77
Portfolio Turnover Rate	–%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the ICE BofA 3-Month U.S. Treasury Bill Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	6 month returns are not annualized.
‡	Fund returns are calculated using the maximum sales charge of 4.75%.

Guggenheim Investments	1

Guggenheim Managed Futures Strategy Fund | Class A | RYMTX	Semi-Annual Shareholder Report | June 30, 2025

What did the fund invest in?
Consolidated Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 6.30.25
Largest Holdings2 (as a % of Net Assets) as of 6.30.25

Guggenheim Strategy Fund III	24.8%
Guggenheim Strategy Fund II	16.1%
Guggenheim Ultra Short Duration Fund — Institutional Class	13.1%
Total	54.0%

[1]

"Consolidated Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYMTX-063025

Guggenheim Investments	2

Guggenheim Managed Futures Strategy Fund

Class C | RYMZX

Semi-Annual Shareholder Report | 6.30.25

This semi-annual shareholder report contains important information about the Guggenheim Managed Futures Strategy Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$131	2.68%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of January 1, 2025 to June 30, 2025, the fund (Class C shares) returned -3.33%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 6.20% for the same period and underperforming the fund's secondary index, the ICE BofA 3-Month U.S. Treasury Bill Index, which returned 2.09% for the same period.

What factors materially affected the fund's performance over the last six months?

In the first half of 2025, futures markets were marked by a mix of reversals and consolidation, presenting a challenging environment for trend-following systems. Global stock index futures saw choppy behavior, with early-year rallies in U.S. and European equities stalling amid shifting central bank policy signals and geopolitical uncertainty. Bond futures were volatile but lacked sustained directional moves, as inflation data and diverging rate expectations kept global yields in flux. In foreign exchange, the U.S. dollar strengthened modestly against major currencies in Q1 before weakening in Q2, driven by changing interest rate differentials and mixed economic signals across regions. Commodity futures were mixed—energy markets, particularly crude oil, saw sharp but short-lived moves tied to supply disruptions and OPEC policy, while metals and agricultural contracts experienced sporadic price swings without sustained trends.

This backdrop of frequent reversals and limited trend persistence across asset classes created a difficult environment for trend-following models, which typically perform best in sustained directional markets. Reflecting these conditions, the fund posted a negative return in Q1, with losses across all asset classes—Currencies and Fixed Income were the largest detractors, while Commodities and Equities also contributed to the decline. In Q2, performance improved, supported by gains in Commodities, Currencies, and Equities, though Fixed Income remained a drag. Despite the recovery in Q2, the fund ended the first half of the year with a net loss.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 6.30.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 6.30.25
	6 Month†	One Year	Five Years	Ten Years
Class C (without CDSC)	-3.33%	-7.91%	2.99%	0.01%
Class C (with CDSC)§	-4.30%	-8.79%	2.99%	0.01%
S&P 500 Index	6.20%	15.16%	16.64%	13.65%
ICE BofA 3-Month U.S. Treasury Bill Index	2.09%	4.71%	2.78%	1.98%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 6.30.25
Net Assets	$19,444,598
Total Number of Portfolio Holdings	77
Portfolio Turnover Rate	–%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the ICE BofA 3-Month U.S. Treasury Bill Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	6 month returns are not annualized.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

Guggenheim Investments	1

Guggenheim Managed Futures Strategy Fund | Class C | RYMZX	Semi-Annual Shareholder Report | June 30, 2025

What did the fund invest in?
Consolidated Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 6.30.25
Largest Holdings2 (as a % of Net Assets) as of 6.30.25

Guggenheim Strategy Fund III	24.8%
Guggenheim Strategy Fund II	16.1%
Guggenheim Ultra Short Duration Fund — Institutional Class	13.1%
Total	54.0%

[1]

"Consolidated Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYMZX-063025

Guggenheim Investments	2

Guggenheim Managed Futures Strategy Fund

Class P | RYMFX

Semi-Annual Shareholder Report | 6.30.25

This semi-annual shareholder report contains important information about the Guggenheim Managed Futures Strategy Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class P	$95	1.94%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of January 1, 2025 to June 30, 2025, the fund (Class P shares) returned -3.01%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 6.20% for the same period and underperforming the fund's secondary index, the ICE BofA 3-Month U.S. Treasury Bill Index, which returned 2.09% for the same period.

What factors materially affected the fund's performance over the last six months?

In the first half of 2025, futures markets were marked by a mix of reversals and consolidation, presenting a challenging environment for trend-following systems. Global stock index futures saw choppy behavior, with early-year rallies in U.S. and European equities stalling amid shifting central bank policy signals and geopolitical uncertainty. Bond futures were volatile but lacked sustained directional moves, as inflation data and diverging rate expectations kept global yields in flux. In foreign exchange, the U.S. dollar strengthened modestly against major currencies in Q1 before weakening in Q2, driven by changing interest rate differentials and mixed economic signals across regions. Commodity futures were mixed—energy markets, particularly crude oil, saw sharp but short-lived moves tied to supply disruptions and OPEC policy, while metals and agricultural contracts experienced sporadic price swings without sustained trends.

This backdrop of frequent reversals and limited trend persistence across asset classes created a difficult environment for trend-following models, which typically perform best in sustained directional markets. Reflecting these conditions, the fund posted a negative return in Q1, with losses across all asset classes—Currencies and Fixed Income were the largest detractors, while Commodities and Equities also contributed to the decline. In Q2, performance improved, supported by gains in Commodities, Currencies, and Equities, though Fixed Income remained a drag. Despite the recovery in Q2, the fund ended the first half of the year with a net loss.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 6.30.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 6.30.25
	6 Month†	One Year	Five Years	Ten Years
Class P	-3.01%	-7.23%	3.73%	0.77%
S&P 500 Index	6.20%	15.16%	16.64%	13.65%
ICE BofA 3-Month U.S. Treasury Bill Index	2.09%	4.71%	2.78%	1.98%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 6.30.25
Net Assets	$19,444,598
Total Number of Portfolio Holdings	77
Portfolio Turnover Rate	–%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the ICE BofA 3-Month U.S. Treasury Bill Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	6 month returns are not annualized.

Guggenheim Investments	1

Guggenheim Managed Futures Strategy Fund | Class P | RYMFX	Semi-Annual Shareholder Report | June 30, 2025

What did the fund invest in?
Consolidated Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 6.30.25
Largest Holdings2 (as a % of Net Assets) as of 6.30.25

Guggenheim Strategy Fund III	24.8%
Guggenheim Strategy Fund II	16.1%
Guggenheim Ultra Short Duration Fund — Institutional Class	13.1%
Total	54.0%

[1]

"Consolidated Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYMFX-063025

Guggenheim Investments	2

Guggenheim Managed Futures Strategy Fund

Institutional Class | RYIFX

Semi-Annual Shareholder Report | 6.30.25

This semi-annual shareholder report contains important information about the Guggenheim Managed Futures Strategy Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Institutional Class	$81	1.66%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of January 1, 2025 to June 30, 2025, the fund (Institutional Class shares) returned -2.83%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 6.20% for the same period and underperforming the fund's secondary index, the ICE BofA 3-Month U.S. Treasury Bill Index, which returned 2.09% for the same period.

What factors materially affected the fund's performance over the last six months?

In the first half of 2025, futures markets were marked by a mix of reversals and consolidation, presenting a challenging environment for trend-following systems. Global stock index futures saw choppy behavior, with early-year rallies in U.S. and European equities stalling amid shifting central bank policy signals and geopolitical uncertainty. Bond futures were volatile but lacked sustained directional moves, as inflation data and diverging rate expectations kept global yields in flux. In foreign exchange, the U.S. dollar strengthened modestly against major currencies in Q1 before weakening in Q2, driven by changing interest rate differentials and mixed economic signals across regions. Commodity futures were mixed—energy markets, particularly crude oil, saw sharp but short-lived moves tied to supply disruptions and OPEC policy, while metals and agricultural contracts experienced sporadic price swings without sustained trends.

This backdrop of frequent reversals and limited trend persistence across asset classes created a difficult environment for trend-following models, which typically perform best in sustained directional markets. Reflecting these conditions, the fund posted a negative return in Q1, with losses across all asset classes—Currencies and Fixed Income were the largest detractors, while Commodities and Equities also contributed to the decline. In Q2, performance improved, supported by gains in Commodities, Currencies, and Equities, though Fixed Income remained a drag. Despite the recovery in Q2, the fund ended the first half of the year with a net loss.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 6.30.25), assuming a $2,000,000 initial investment.

Average Annual Total Returns* as of 6.30.25
	6 Month†	One Year	Five Years	Ten Years
Institutional Class	-2.83%	-7.00%	4.02%	1.02%
S&P 500 Index	6.20%	15.16%	16.64%	13.65%
ICE BofA 3-Month U.S. Treasury Bill Index	2.09%	4.71%	2.78%	1.98%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 6.30.25
Net Assets	$19,444,598
Total Number of Portfolio Holdings	77
Portfolio Turnover Rate	–%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the ICE BofA 3-Month U.S. Treasury Bill Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	6 month returns are not annualized.

Guggenheim Investments	1

Guggenheim Managed Futures Strategy Fund | Institutional Class | RYIFX	Semi-Annual Shareholder Report | June 30, 2025

What did the fund invest in?
Consolidated Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 6.30.25
Largest Holdings2 (as a % of Net Assets) as of 6.30.25

Guggenheim Strategy Fund III	24.8%
Guggenheim Strategy Fund II	16.1%
Guggenheim Ultra Short Duration Fund — Institutional Class	13.1%
Total	54.0%

[1]

"Consolidated Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYIFX-063025

Guggenheim Investments	2

Guggenheim Multi-Hedge Strategies Fund

Class A | RYMQX

Semi-Annual Shareholder Report | 6.30.25

This semi-annual shareholder report contains important information about the Guggenheim Multi-Hedge Strategies Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$90	1.83%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of January 1, 2025 to June 30, 2025, the fund (Class A shares) returned -2.30%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 6.20% for the same period and underperforming the fund's secondary index, the HFRX Global Hedge Fund Index, which returned 2.38% for the same period.

What factors materially affected the fund's performance over the last six months?

The fund's merger arbitrage strategy was the largest positive contributor in the first half of the year as several notable deals closed (e.g. Capital One / Discover). Closed-end fund arbitrage and the long/short equity strategy also made modest positive contributions. The fund's global macro strategies were a net detractor during the period as positive contributions from Flow (driven primarily by fixed income) did not make up for poor performance in value (primarily commodities and fixed income) and Momentum (hurt by equities and currency). Flow strategies take positions based on expected capital flows in markets which are determined through economic theory or statistical observation of market behavior. Momentum is a systematic trend-following strategy that seeks to capture momentum premia in futures markets. Carry strategies seek to capture inefficiencies in the futures curves of different markets and asset classes including commodities, fixed income, and implied volatility. Value premia strategies take positions based on expected future prices in markets as derived from economic and/or non-price data and include strategies applied to commodities, currencies, and fixed income. A market neutral strategy attempts to profit whether the market is going up or down.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 6.30.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 6.30.25
	6 Month†	One Year	Five Years	Ten Years
Class A (without sales charge)	-2.30%	-7.03%	0.93%	1.32%
Class A (with sales charge)‡	-6.94%	-11.44%	-0.05%	0.82%
S&P 500 Index	6.20%	15.16%	16.64%	13.65%
HFRX Global Hedge Fund Index	2.38%	4.74%	3.52%	2.11%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 6.30.25
Net Assets	$15,910,915
Total Number of Portfolio Holdings	317
Portfolio Turnover Rate	75%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the HFRX Global Hedge Fund Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	6 month returns are not annualized.
‡	Fund returns are calculated using the maximum sales charge of 4.75%.

Guggenheim Investments	1

Guggenheim Multi-Hedge Strategies Fund | Class A | RYMQX	Semi-Annual Shareholder Report | June 30, 2025

What did the fund invest in?
Consolidated Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 6.30.25
10 Largest Holdings2 (as a % of Net Assets) as of 6.30.25
Top 10	% of Net Assets
Guggenheim Ultra Short Duration Fund — Institutional Class	11.1%
Guggenheim Strategy Fund II	7.8%
Guggenheim Strategy Fund III	6.0%
Kellanova	2.2%
Everi Holdings, Inc.	2.2%
ALLETE, Inc.	2.1%
Enstar Group Ltd.	1.9%
Hess Corp.	1.8%
Dun & Bradstreet Holdings, Inc.	1.5%
Redfin Corp.	1.5%
Top 10 Total	38.1%

*	Less than 0.1%.
[1]

"Consolidated Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYMQX-063025

Guggenheim Investments	2

Guggenheim Multi-Hedge Strategies Fund

Class C | RYMRX

Semi-Annual Shareholder Report | 6.30.25

This semi-annual shareholder report contains important information about the Guggenheim Multi-Hedge Strategies Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$126	2.58%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of January 1, 2025 to June 30, 2025, the fund (Class C shares) returned -2.65%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 6.20% for the same period and underperforming the fund's secondary index, the HFRX Global Hedge Fund Index, which returned 2.38% for the same period.

What factors materially affected the fund's performance over the last six months?

The fund's merger arbitrage strategy was the largest positive contributor in the first half of the year as several notable deals closed (e.g. Capital One / Discover). Closed-end fund arbitrage and the long/short equity strategy also made modest positive contributions. The fund's global macro strategies were a net detractor during the period as positive contributions from Flow (driven primarily by fixed income) did not make up for poor performance in value (primarily commodities and fixed income) and Momentum (hurt by equities and currency). Flow strategies take positions based on expected capital flows in markets which are determined through economic theory or statistical observation of market behavior. Momentum is a systematic trend-following strategy that seeks to capture momentum premia in futures markets. Carry strategies seek to capture inefficiencies in the futures curves of different markets and asset classes including commodities, fixed income, and implied volatility. Value premia strategies take positions based on expected future prices in markets as derived from economic and/or non-price data and include strategies applied to commodities, currencies, and fixed income. A market neutral strategy attempts to profit whether the market is going up or down.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 6.30.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 6.30.25
	6 Month†	One Year	Five Years	Ten Years
Class C (without CDSC)	-2.65%	-7.74%	0.18%	0.58%
Class C (with CDSC)§	-3.62%	-8.65%	0.18%	0.58%
S&P 500 Index	6.20%	15.16%	16.64%	13.65%
HFRX Global Hedge Fund Index	2.38%	4.74%	3.52%	2.11%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 6.30.25
Net Assets	$15,910,915
Total Number of Portfolio Holdings	317
Portfolio Turnover Rate	75%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the HFRX Global Hedge Fund Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	6 month returns are not annualized.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

Guggenheim Investments	1

Guggenheim Multi-Hedge Strategies Fund | Class C | RYMRX	Semi-Annual Shareholder Report | June 30, 2025

What did the fund invest in?
Consolidated Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 6.30.25
10 Largest Holdings2 (as a % of Net Assets) as of 6.30.25
Top 10	% of Net Assets
Guggenheim Ultra Short Duration Fund — Institutional Class	11.1%
Guggenheim Strategy Fund II	7.8%
Guggenheim Strategy Fund III	6.0%
Kellanova	2.2%
Everi Holdings, Inc.	2.2%
ALLETE, Inc.	2.1%
Enstar Group Ltd.	1.9%
Hess Corp.	1.8%
Dun & Bradstreet Holdings, Inc.	1.5%
Redfin Corp.	1.5%
Top 10 Total	38.1%

*	Less than 0.1%.
[1]

"Consolidated Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYMRX-063025

Guggenheim Investments	2

Guggenheim Multi-Hedge Strategies Fund

Class P | RYMSX

Semi-Annual Shareholder Report | 6.30.25

This semi-annual shareholder report contains important information about the Guggenheim Multi-Hedge Strategies Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class P	$90	1.83%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of January 1, 2025 to June 30, 2025, the fund (Class P shares) returned -2.29%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 6.20% for the same period and underperforming the fund's secondary index, the HFRX Global Hedge Fund Index, which returned 2.38% for the same period.

What factors materially affected the fund's performance over the last six months?

The fund's merger arbitrage strategy was the largest positive contributor in the first half of the year as several notable deals closed (e.g. Capital One / Discover). Closed-end fund arbitrage and the long/short equity strategy also made modest positive contributions. The fund's global macro strategies were a net detractor during the period as positive contributions from Flow (driven primarily by fixed income) did not make up for poor performance in value (primarily commodities and fixed income) and Momentum (hurt by equities and currency). Flow strategies take positions based on expected capital flows in markets which are determined through economic theory or statistical observation of market behavior. Momentum is a systematic trend-following strategy that seeks to capture momentum premia in futures markets. Carry strategies seek to capture inefficiencies in the futures curves of different markets and asset classes including commodities, fixed income, and implied volatility. Value premia strategies take positions based on expected future prices in markets as derived from economic and/or non-price data and include strategies applied to commodities, currencies, and fixed income. A market neutral strategy attempts to profit whether the market is going up or down.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 6.30.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 6.30.25
	6 Month†	One Year	Five Years	Ten Years
Class P	-2.29%	-7.00%	0.93%	1.34%
S&P 500 Index	6.20%	15.16%	16.64%	13.65%
HFRX Global Hedge Fund Index	2.38%	4.74%	3.52%	2.11%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 6.30.25
Net Assets	$15,910,915
Total Number of Portfolio Holdings	317
Portfolio Turnover Rate	75%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the HFRX Global Hedge Fund Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	6 month returns are not annualized.

Guggenheim Investments	1

Guggenheim Multi-Hedge Strategies Fund | Class P | RYMSX	Semi-Annual Shareholder Report | June 30, 2025

What did the fund invest in?
Consolidated Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 6.30.25
10 Largest Holdings2 (as a % of Net Assets) as of 6.30.25
Top 10	% of Net Assets
Guggenheim Ultra Short Duration Fund — Institutional Class	11.1%
Guggenheim Strategy Fund II	7.8%
Guggenheim Strategy Fund III	6.0%
Kellanova	2.2%
Everi Holdings, Inc.	2.2%
ALLETE, Inc.	2.1%
Enstar Group Ltd.	1.9%
Hess Corp.	1.8%
Dun & Bradstreet Holdings, Inc.	1.5%
Redfin Corp.	1.5%
Top 10 Total	38.1%

*	Less than 0.1%.
[1]

"Consolidated Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYMSX-063025

Guggenheim Investments	2

Guggenheim Multi-Hedge Strategies Fund

Institutional Class | RYIMX

Semi-Annual Shareholder Report | 6.30.25

This semi-annual shareholder report contains important information about the Guggenheim Multi-Hedge Strategies Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Institutional Class	$78	1.58%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of January 1, 2025 to June 30, 2025, the fund (Institutional Class shares) returned -2.17%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 6.20% for the same period and underperforming the fund's secondary index, the HFRX Global Hedge Fund Index, which returned 2.38% for the same period.

What factors materially affected the fund's performance over the last six months?

The fund's merger arbitrage strategy was the largest positive contributor in the first half of the year as several notable deals closed (e.g. Capital One / Discover). Closed-end fund arbitrage and the long/short equity strategy also made modest positive contributions. The fund's global macro strategies were a net detractor during the period as positive contributions from Flow (driven primarily by fixed income) did not make up for poor performance in value (primarily commodities and fixed income) and Momentum (hurt by equities and currency). Flow strategies take positions based on expected capital flows in markets which are determined through economic theory or statistical observation of market behavior. Momentum is a systematic trend-following strategy that seeks to capture momentum premia in futures markets. Carry strategies seek to capture inefficiencies in the futures curves of different markets and asset classes including commodities, fixed income, and implied volatility. Value premia strategies take positions based on expected future prices in markets as derived from economic and/or non-price data and include strategies applied to commodities, currencies, and fixed income. A market neutral strategy attempts to profit whether the market is going up or down.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 6.30.25), assuming a $2,000,000 initial investment.

Average Annual Total Returns* as of 6.30.25
	6 Month†	One Year	Five Years	Ten Years
Institutional Class	-2.17%	-6.80%	1.18%	1.57%
S&P 500 Index	6.20%	15.16%	16.64%	13.65%
HFRX Global Hedge Fund Index	2.38%	4.74%	3.52%	2.11%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 6.30.25
Net Assets	$15,910,915
Total Number of Portfolio Holdings	317
Portfolio Turnover Rate	75%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the HFRX Global Hedge Fund Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	6 month returns are not annualized.

Guggenheim Investments	1

Guggenheim Multi-Hedge Strategies Fund | Institutional Class | RYIMX	Semi-Annual Shareholder Report | June 30, 2025

What did the fund invest in?
Consolidated Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 6.30.25
10 Largest Holdings2 (as a % of Net Assets) as of 6.30.25
Top 10	% of Net Assets
Guggenheim Ultra Short Duration Fund — Institutional Class	11.1%
Guggenheim Strategy Fund II	7.8%
Guggenheim Strategy Fund III	6.0%
Kellanova	2.2%
Everi Holdings, Inc.	2.2%
ALLETE, Inc.	2.1%
Enstar Group Ltd.	1.9%
Hess Corp.	1.8%
Dun & Bradstreet Holdings, Inc.	1.5%
Redfin Corp.	1.5%
Top 10 Total	38.1%

*	Less than 0.1%.
[1]

"Consolidated Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYIMX-063025

Guggenheim Investments	2

(b)	Not applicable.

Item 2.	Code of Ethics.

Not required at this time.

Item 3.	Audit Committee Financial Expert.

Not required at this time.

Item 4.	Principal Accountant Fees and Services.

Not required at this time.

Item 5.	Audit Committee of Listed Registrants.

(a)	Not applicable to this registrant.

(b)	Not applicable to this registrant.

Item 6.	Investments.

(a)	The Schedule of Investments is included under Item 7 of this Form.

(b)	Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

6.30.2025

Guggenheim Funds Semi-Annual Financial Report

Rydex Commodities Fund
Rydex Commodities Strategy Fund
Guggenheim Alternative Funds
Guggenheim Managed Futures Strategy Fund
Guggenheim Multi-Hedge Strategies Fund

GuggenheimInvestments.com	RSF-SEMI-0625x1225

This report and the financial statements contained herein are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Distributed by Guggenheim Funds Distributors, LLC.

TABLE OF CONTENTS

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (SEMI-Annual Financial Report)
COMMODITIES STRATEGY FUND	2
MANAGED FUTURES STRATEGY FUND	8
MULTI-HEDGE STRATEGIES FUND	16
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	34
OTHER INFORMATION	48
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies	49
Item 9: Proxy Disclosures for Open-End Management Investment Companies	50
Item 10: REMUNERATION Paid to Directors, Officers, and others of Open-End Management Investment Companies	51
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract	52

THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 1

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025
COMMODITIES STRATEGY FUND

	Shares	Value
MUTUAL FUNDS† - 24.3%
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	81,258	$816,643
Guggenheim Strategy Fund II1	32,137	799,577
Total Mutual Funds
(Cost $1,609,630)		1,616,220

	Face Amount
U.S. TREASURY BILLS†† - 3.0%
U.S. Treasury Bills
3.94% due 07/08/25[2,3]	$200,000	199,839
Total U.S. Treasury Bills
(Cost $199,839)		199,839

	Face Amount	Value
REPURCHASE AGREEMENTS††,4 - 72.0%
J.P. Morgan Securities LLC issued 06/30/25 at 4.37% due 07/01/25	$2,594,391	$2,594,391
Barclays Capital, Inc. issued 06/30/25 at 4.39% due 07/01/25	1,119,479	1,119,479
BofA Securities, Inc. issued 06/30/25 at 4.37% due 07/01/25	1,080,997	1,080,997
Total Repurchase Agreements
(Cost $4,794,867)		4,794,867

Total Investments - 99.3%
(Cost $6,604,336)		$6,610,926
Other Assets & Liabilities, net - 0.7%		47,498
Total Net Assets - 100.0%		$6,658,424

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Commodity Futures Contracts Purchased†
S&P Goldman Sachs Commodity Index Futures Contracts	49	Jul 2025	$6,648,688	$(132,326)

**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Consolidated Statement of Assets and Liabilities.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Affiliated issuer.
[2]	All or a portion of this security is pledged as futures collateral at June 30, 2025.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	Repurchase Agreements — See Note 6.

See Sector Classification in Other Information section.

2 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2025
COMMODITIES STRATEGY FUND

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2025 (See Note 4 in the Notes to Consolidated Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$1,616,220	$—	$—	$1,616,220
U.S. Treasury Bills	—	199,839	—	199,839
Repurchase Agreements	—	4,794,867	—	4,794,867
Total Assets	$1,616,220	$4,994,706	$—	$6,610,926

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Commodity Futures Contracts**	$132,326	$—	$—	$132,326

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated person, as defined in the Investment Company Act of 1940 (“affiliated issuer”).

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III (collectively, the “Guggenheim Strategy Funds”), each of which are open-end management investment companies managed by GI. The Guggenheim Strategy Funds, which launched on March 11, 2014, are offered as short-term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Guggenheim Strategy Funds pay no investment management fees. The Guggenheim Strategy Funds’ annual report on Form N-CSR dated September 30, 2024 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000139834424022509/fp0090292-6_ncsrixbrl.htm. The Fund also may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended June 30, 2025, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/24	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 06/30/25	Shares 06/30/25	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$798,613	$—	$—	$—	$964	$799,577	32,137	$21,385
Guggenheim Ultra Short Duration Fund — Institutional Class	813,393	—	—	—	3,250	816,643	81,258	17,745
	$1,612,006	$—	$—	$—	$4,214	$1,616,220		$39,130

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 3

COMMODITIES STRATEGY FUND

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2025

Assets:
Investments in unaffiliated issuers, at value (cost $199,839)	$199,839
Investments in affiliated issuers, at value (cost $1,609,630)	1,616,220
Repurchase agreements, at value (cost $4,794,867)	4,794,867
Segregated cash with broker	336,681
Receivables:
Dividends	6,202
Interest	583
Fund shares sold	100
Other assets	635
Total assets	6,955,127

Liabilities:
Payable for:
Fund shares redeemed	252,813
Variation margin on futures contracts	31,881
Management fees	3,292
Transfer agent fees	1,961
Distribution and service fees	1,221
Portfolio accounting and administration fees	472
Trustees’ fees*	49
Miscellaneous	5,014
Total liabilities	296,703
Net assets	$6,658,424

Net assets consist of:
Paid in capital	$18,458,698
Total distributable earnings (loss)	(11,800,274)
Net assets	$6,658,424
Class A:
Net assets	$1,020,384
Capital shares outstanding	6,758
Net asset value per share	$150.98
Maximum offering price per share (Net asset value divided by 95.25%)	$158.51
Class C:
Net assets	$97,179
Capital shares outstanding	1,166
Net asset value per share	$83.32
Class H:
Net assets	$5,540,861
Capital shares outstanding	36,651
Net asset value per share	$151.18

CONSOLIDATED STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended June 30, 2025

Investment Income:
Dividends from securities of affiliated issuers	$39,130
Interest	68,365
Total investment income	107,495

Expenses:
Management fees	20,798
Distribution and service fees:
Class A	1,246
Class C	1,560
Class H	4,312
Transfer agent fees	5,821
Portfolio accounting and administration fees	3,628
Registration fees	3,418
Professional fees	2,945
Custodian fees	339
Trustees’ fees*	270
Miscellaneous	2,158
Total expenses	46,495
Less:
Expenses reimbursed by Adviser	(1,190)
Expenses waived by Adviser	(3,964)
Total waived/reimbursed expenses	(5,154)
Net expenses	41,341
Net investment income	66,154

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	10
Futures contracts	17,583
Net realized gain	17,593
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(31)
Investments in affiliated issuers	4,214
Futures contracts	(229,795)
Net change in unrealized appreciation (depreciation)	(225,612)
Net realized and unrealized loss	(208,019)
Net decrease in net assets resulting from operations	$(141,865)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

4 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

COMMODITIES STRATEGY FUND

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
Increase (Decrease) in Net Assets from Operations:
Net investment income	$66,154	$206,051
Net realized gain (loss) on investments	17,593	(469,480)
Net change in unrealized appreciation (depreciation) on investments	(225,612)	55,963
Net decrease in net assets resulting from operations	(141,865)	(207,466)

Capital share transactions:
Proceeds from sale of shares
Class A	477,716	398,357
Class C	24,328	152,332
Class H	17,376,392	61,293,637
Cost of shares redeemed
Class A	(377,595)	(429,413)
Class C	(356,607)	(131,220)
Class H	(15,469,059)	(60,293,249)
Net increase from capital share transactions	1,675,175	990,444
Net increase in net assets	1,533,310	782,978

Net assets:
Beginning of period	5,125,114	4,342,136
End of period	$6,658,424	$5,125,114

Capital share activity*:
Shares sold
Class A	3,258	2,620
Class C	284	1,815
Class H	112,279	401,249
Shares redeemed
Class A	(2,568)	(2,879)
Class C	(4,485)	(1,578)
Class H	(100,629)	(398,270)
Net increase in shares	8,139	2,957

*	Reverse share split — Capital share activity has been restated to reflect a 1:5 reverse share split effective February 24, 2025. See Note 11 in the Notes to Consolidated Financial Statements.

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 5

CONSOLIDATED FINANCIAL HIGHLIGHTS
COMMODITIES STRATEGY FUND

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

Class A	Six Months Ended June 30, 2025[a,g]	Year Ended December 31, 2024 [g]	Year Ended December 31, 2023 [g]	Year Ended December 31, 2022 [g]	Year Ended December 31, 2021 [g]	Year Ended December 31, 2020 [g]
Per Share Data
Net asset value, beginning of period	$150.41	$138.95	$155.60	$147.93	$109.65	$305.29
Income (loss) from investment operations:
Net investment income (loss)[b]	2.12	5.45	5.25	(.10)	(2.00)	(1.40)
Net gain (loss) on investments (realized and unrealized)	(1.55)	6.01 [f]	(15.00)	34.47	44.68	(74.19)
Total from investment operations	.57	11.46	(9.75)	34.37	42.68	(75.59)
Less distributions from:
Net investment income	—	—	(6.90)	(26.70)	(4.40)	(120.05)
Total distributions	—	—	(6.90)	(26.70)	(4.40)	(120.05)
Net asset value, end of period	$150.98	$150.41	$138.95	$155.60	$147.93	$109.65

Total Return[c]	0.38%	8.24%	(6.25%)	23.52%	39.06%	(23.58%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,020	$913	$879	$1,463	$724	$211
Ratios to average net assets:
Net investment income (loss)	2.82%	3.69%	3.52%	(0.05%)	(1.43%)	(0.65%)
Total expenses[d]	1.91%	1.81%	1.75%	1.74%	1.78%	1.79%
Net expenses[e]	1.69%	1.58%	1.56%	1.60%	1.63%	1.61%
Portfolio turnover rate	—	—	—	—	—	5%

Class C	Six Months Ended June 30, 2025[a,g]	Year Ended December 31, 2024 [g]	Year Ended December 31, 2023 [g]	Year Ended December 31, 2022 [g]	Year Ended December 31, 2021 [g]	Year Ended December 31, 2020 [g]
Per Share Data
Net asset value, beginning of period	$83.31	$77.54	$90.78	$96.14	$72.95	$259.20
Income (loss) from investment operations:
Net investment income (loss)[b]	.86	2.40	2.40	(.85)	(2.05)	(2.50)
Net gain (loss) on investments (realized and unrealized)	(.85)	3.37 [f]	(8.74)	22.19	29.64	(63.70)
Total from investment operations	.01	5.77	(6.34)	21.34	27.59	(66.20)
Less distributions from:
Net investment income	—	—	(6.90)	(26.70)	(4.40)	(120.05)
Total distributions	—	—	(6.90)	(26.70)	(4.40)	(120.05)
Net asset value, end of period	$83.32	$83.31	$77.54	$90.78	$96.14	$72.95

Total Return[c]	0.01%	7.41%	(6.96%)	22.60%	38.08%	(24.15%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$97	$447	$398	$728	$183	$55
Ratios to average net assets:
Net investment income (loss)	2.04%	2.94%	2.75%	(0.68%)	(2.18%)	(1.44%)
Total expenses[d]	2.65%	2.57%	2.50%	2.49%	2.53%	2.54%
Net expenses[e]	2.42%	2.34%	2.30%	2.35%	2.38%	2.36%
Portfolio turnover rate	—	—	—	—	—	5%

6 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

CONSOLIDATED FINANCIAL HIGHLIGHTS (concluded)
COMMODITIES STRATEGY FUND

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

Class H	Six Months Ended June 30, 2025[a,g]	Year Ended December 31, 2024[g]	Year Ended December 31, 2023 [g]	Year Ended December 31, 2022 [g]	Year Ended December 31, 2021 [g]	Year Ended December 31, 2020 [g]
Per Share Data
Net asset value, beginning of period	$150.60	$139.18	$155.82	$148.12	$109.79	$305.48
Income (loss) from investment operations:
Net investment income (loss)[b]	2.15	5.65	5.50	(1.15)	(2.05)	(1.70)
Net gain (loss) on investments (realized and unrealized)	(1.57)	5.77 [f]	(15.24)	35.55	44.78	(73.94)
Total from investment operations	.58	11.42	(9.74)	34.40	42.73	(75.64)
Less distributions from:
Net investment income	—	—	(6.90)	(26.70)	(4.40)	(120.05)
Total distributions	—	—	(6.90)	(26.70)	(4.40)	(120.05)
Net asset value, end of period	$151.18	$150.60	$139.18	$155.82	$148.12	$109.79

Total Return	0.39%	8.19%	(6.24%)	23.53%	39.06%	(23.58%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$5,541	$3,765	$3,065	$7,333	$20,898	$855
Ratios to average net assets:
Net investment income (loss)	2.84%	3.76%	3.59%	(0.58%)	(1.44%)	(0.77%)
Total expenses[d]	1.90%	1.79%	1.75%	1.75%	1.77%	1.78%
Net expenses[e]	1.69%	1.57%	1.56%	1.61%	1.63%	1.61%
Portfolio turnover rate	—	—	—	—	—	5%

[a]	Unaudited figures for the period ended June 30, 2025. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges.
[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[f]

The amount shown for a share outstanding throughout the year does not agree with the aggregate net loss on investments for the year because of the sales and purchases of fund shares in relation to fluctuating market value of the investments of the Fund.

[g]	Reverse share split — Per share amounts have been restated to reflect a 1:5 reverse share split effective February 24, 2025. See Note 11 in the Notes to Consolidated Financial Statements.

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 7

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025
MANAGED FUTURES STRATEGY FUND

	Shares	Value
MUTUAL FUNDS† - 54.0%
Guggenheim Strategy Fund III[1]	193,266	$4,825,841
Guggenheim Strategy Fund II1	126,104	3,137,469
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	253,625	2,548,935
Total Mutual Funds
(Cost $10,451,739)		10,512,245

	Face Amount
U.S. TREASURY BILLS†† - 6.2%
U.S. Treasury Bills
3.94% due 07/08/25[2,3]	$1,208,000	1,207,026
Total U.S. Treasury Bills
(Cost $1,207,030)		1,207,026

	Face Amount	Value
REPURCHASE AGREEMENTS††,4 - 35.1%
J.P. Morgan Securities LLC issued 06/30/25 at 4.37% due 07/01/25	$3,688,932	$3,688,932
Barclays Capital, Inc. issued 06/30/25 at 4.39% due 07/01/25	1,591,772	1,591,772
BofA Securities, Inc. issued 06/30/25 at 4.37% due 07/01/25	1,537,055	1,537,055
Total Repurchase Agreements
(Cost $6,817,759)		6,817,759

Total Investments - 95.3%
(Cost $18,476,528)		$18,537,030
Other Assets & Liabilities, net - 4.7%		907,568
Total Net Assets - 100.0%		$19,444,598

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)**
Currency Futures Contracts Purchased†
Euro FX Futures Contracts	11	Sep 2025	$1,628,000	$30,630
British Pound Futures Contracts	24	Sep 2025	2,059,800	16,618
Mexican Peso Futures Contracts	41	Sep 2025	1,083,630	13,006
Canadian Dollar Futures Contracts	30	Sep 2025	2,210,850	8,384
New Zealand Dollar Futures Contracts	13	Sep 2025	794,495	7,902
Australian Dollar Futures Contracts	13	Sep 2025	856,895	7,188
Japanese Yen Futures Contracts	11	Sep 2025	962,844	2,348
Swedish Krona Futures Contracts	2	Sep 2025	424,800	2,295
Norwegian Krone Futures Contracts	1	Sep 2025	198,550	997
			$10,219,864	$89,368
Equity Futures Contracts Purchased†
NASDAQ-100 Index Mini Futures Contracts	4	Sep 2025	$1,830,880	$40,290
IBEX 35 Index Futures Contracts††	9	Jul 2025	1,476,390	13,692
S&P 500 Index Mini Futures Contracts	2	Sep 2025	625,150	13,634
DAX Index Futures Contracts	2	Sep 2025	1,417,295	13,276
S&P/TSX 60 IX Index Futures Contracts	3	Sep 2025	704,555	9,695
FTSE/JSE TOP 40 Index Futures Contracts††	25	Sep 2025	1,272,916	7,490
FTSE Taiwan Index Futures Contracts	7	Jul 2025	509,740	4,115
Russell 2000 Index Mini Futures Contracts	2	Sep 2025	219,120	3,858
Tokyo Stock Price Index Futures Contracts	2	Sep 2025	394,646	1,550
FTSE 100 Index Futures Contracts	14	Sep 2025	1,688,363	(20,120)
			$10,139,055	$87,480
Interest Rate Futures Contracts Purchased†
U.S. Treasury 5 Year Note Futures Contracts	38	Sep 2025	$4,142,891	$32,293
U.S. Treasury 10 Year Note Futures Contracts	18	Sep 2025	2,018,531	21,741
U.S. Treasury 2 Year Note Futures Contracts	8	Sep 2025	1,664,375	7,374
Australian Government 10 Year Bond Futures Contracts	10	Sep 2025	755,068	4,637
Canadian Government 10 Year Bond Futures Contracts	4	Sep 2025	358,902	2,500
Euro - BTP Italian Government Bond Futures Contracts††	10	Sep 2025	1,427,074	1,468
Long Gilt Futures Contracts††	5	Sep 2025	639,498	962
Euro - Bund Futures Contracts	4	Sep 2025	613,713	(1,263)
Euro - Bobl Futures Contracts	20	Sep 2025	2,773,327	(2,605)

8 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2025
MANAGED FUTURES STRATEGY FUND

Futures Contracts (continued)
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)**
Euro - Schatz Futures Contracts	108	Sep 2025	$13,645,688	$(13,748)
			$28,039,067	$53,359
Commodity Futures Contracts Purchased†
Soybean Oil Futures Contracts	16	Dec 2025	$506,400	$42,528
Live Cattle Futures Contracts	12	Aug 2025	1,027,080	18,682
Gold 100 oz. Futures Contracts	1	Aug 2025	332,040	9,626
Cocoa Futures Contracts	5	Sep 2025	448,850	3,874
Cotton #2 Futures Contracts	20	Dec 2025	680,400	2,810
LME Zinc Futures Contracts	2	Aug 2025	137,437	1,631
Palladium Futures Contracts	1	Sep 2025	111,550	760
Corn Futures Contracts	12	Sep 2025	245,400	475
Copper Futures Contracts	1	Sep 2025	127,113	(3)
WTI Crude Futures Contracts	2	Aug 2025	129,980	(245)
Silver Futures Contracts	3	Sep 2025	544,800	(272)
Hard Red Winter Wheat Futures Contracts	7	Sep 2025	184,450	(1,139)
Low Sulphur Gas Oil Futures Contracts	4	Aug 2025	265,400	(2,882)
Natural Gas Futures Contracts	1	Jul 2025	34,450	(2,943)
Red Spring Wheat Futures Contracts	6	Sep 2025	186,225	(4,754)
Lean Hogs Futures Contracts	4	Aug 2025	171,680	(5,889)
Brent Crude Futures Contracts	9	Jul 2025	599,760	(15,529)
Soybean Meal Futures Contracts	21	Dec 2025	607,950	(16,542)
Sugar #11 Futures Contracts	39	Sep 2025	707,179	(19,426)
			$7,048,144	$10,762
Interest Rate Futures Contracts Sold Short†
U.S. Treasury Ultra Long Bond Futures Contracts	2	Sep 2025	$237,937	$260
U.S. Treasury Long Bond Futures Contracts	2	Sep 2025	230,750	134
Australian Government 3 Year Bond Futures Contracts	8	Sep 2025	567,509	(840)
			$1,036,196	$(446)
Currency Futures Contracts Sold Short†
Swiss Franc Futures Contracts	1	Sep 2025	$159,069	$(2,047)

Equity Futures Contracts Sold Short†
Euro STOXX 50 Index Futures Contracts	8	Sep 2025	$502,074	$2,173
CAC 40 10 Euro Index Futures Contracts	3	Jul 2025	271,601	(173)
MSCI Emerging Markets Index Futures Contracts	3	Sep 2025	184,980	(5,802)
Nikkei 225 (CME) Index Futures Contracts	1	Sep 2025	201,900	(7,604)
Dow Jones Industrial Average Index Mini Futures Contracts	1	Sep 2025	221,880	(9,252)
Nikkei 225 (OSE) Index Futures Contracts	1	Sep 2025	279,737	(19,200)
			$1,662,172	$(39,858)
Commodity Futures Contracts Sold Short†
Soybean Meal Futures Contracts	12	Dec 2025	$347,400	$9,392
Coffee ‘C’ Futures Contracts	1	Sep 2025	111,712	9,222
Wheat Futures Contracts	17	Sep 2025	456,875	7,452
LME Nickel Futures Contracts	4	Aug 2025	363,256	3,210
Soybean Futures Contracts	36	Nov 2025	1,849,500	1,491
Cotton #2 Futures Contracts	1	Dec 2025	34,020	(198)
Gold 100 oz. Futures Contracts	1	Aug 2025	332,040	(3,263)
LME Lead Futures Contracts	9	Aug 2025	458,298	(3,375)
LME Zinc Futures Contracts	2	Aug 2025	137,437	(4,772)
Cattle Feeder Futures Contracts	1	Aug 2025	155,250	(6,541)
LME Primary Aluminum Futures Contracts	11	Aug 2025	714,676	(16,376)
Platinum Futures Contracts	14	Oct 2025	950,250	(53,833)
			$5,910,714	$(57,591)

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 9

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2025
MANAGED FUTURES STRATEGY FUND

**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Consolidated Statement of Assets and Liabilities.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Affiliated issuer.
[2]	All or a portion of this security is pledged as futures collateral at June 30, 2025.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	Repurchase Agreements — See Note 6.
CME — Chicago Mercantile Exchange

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2025 (See Note 4 in the Notes to Consolidated Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$10,512,245	$—	$—	$10,512,245
U.S. Treasury Bills	—	1,207,026	—	1,207,026
Repurchase Agreements	—	6,817,759	—	6,817,759
Commodity Futures Contracts**	111,153	—	—	111,153
Equity Futures Contracts**	88,591	21,182	—	109,773
Currency Futures Contracts**	89,368	—	—	89,368
Interest Rate Futures Contracts**	68,939	2,430	—	71,369
Total Assets	$10,870,296	$8,048,397	$—	$18,918,693

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Commodity Futures Contracts**	$157,982	$—	$—	$157,982
Equity Futures Contracts**	62,151	—	—	62,151
Interest Rate Futures Contracts**	18,456	—	—	18,456
Currency Futures Contracts**	2,047	—	—	2,047
Total Liabilities	$240,636	$—	$—	$240,636

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated person, as defined in the Investment Company Act of 1940 (“affiliated issuer”).

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III (collectively, the “Guggenheim Strategy Funds”), each of which are open-end management investment companies managed by GI. The Guggenheim Strategy Funds, which launched on March 11, 2014, are offered as short-term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Guggenheim Strategy Funds pay no investment management fees. The Guggenheim Strategy Funds’ annual report on Form N-CSR dated September 30, 2024 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000139834424022509/fp0090292-6_ncsrixbrl.htm. The Fund also may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

10 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2025
MANAGED FUTURES STRATEGY FUND

Transactions during the period ended June 30, 2025, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/24	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 06/30/25	Shares 06/30/25	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$3,133,686	$—	$—	$—	$3,783	$3,137,469	126,104	$83,913
Guggenheim Strategy Fund III	4,820,043	—	—	—	5,798	4,825,841	193,266	131,236
Guggenheim Ultra Short Duration Fund — Institutional Class	2,538,790	—	—	—	10,145	2,548,935	253,625	55,387
	$10,492,519	$—	$—	$—	$19,726	$10,512,245		$270,536

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 11

MANAGED FUTURES STRATEGY FUND

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2025

Assets:
Investments in unaffiliated issuers, at value (cost $1,207,030)	$1,207,026
Investments in affiliated issuers, at value (cost $10,451,739)	10,512,245
Repurchase agreements, at value (cost $6,817,759)	6,817,759
Segregated cash with broker	924,577
Receivables:
Dividends	43,209
Fund shares sold	2,459
Interest	829
Other assets	756
Total assets	19,508,860

Liabilities:
Overdraft due to custodian bank	798
Payable for:
Management fees	13,586
Transfer agent fees	10,006
Variation margin on futures contracts	7,374
Printing fees	6,311
Professional fees	4,841
Fund shares redeemed	4,063
Distribution and service fees	2,548
Portfolio accounting and administration fees	2,386
Trustees’ fees*	257
Miscellaneous	12,092
Total liabilities	64,262
Net assets	$19,444,598

Net assets consist of:
Paid in capital	$61,517,003
Total distributable earnings (loss)	(42,072,405)
Net assets	$19,444,598
Class A:
Net assets	$4,220,608
Capital shares outstanding	220,167
Net asset value per share	$19.17
Maximum offering price per share (Net asset value divided by 95.25%)	$20.13
Class C:
Net assets	$912,903
Capital shares outstanding	55,200
Net asset value per share	$16.54
Class P:
Net assets	$4,904,057
Capital shares outstanding	253,899
Net asset value per share	$19.31
Institutional Class:
Net assets	$9,407,030
Capital shares outstanding	472,481
Net asset value per share	$19.91

CONSOLIDATED STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended June 30, 2025

Investment Income:
Dividends from securities of affiliated issuers	$270,536
Interest	329,568
Other income	50
Total investment income	600,154

Expenses:
Management fees	135,927
Distribution and service fees:
Class A	5,385
Class C	5,657
Class P	6,364
Transfer agent fees	33,176
Registration fees	26,552
Portfolio accounting and administration fees	19,571
Professional fees	12,996
Trustees’ fees*	2,314
Custodian fees	1,923
Miscellaneous	6,126
Total expenses	255,991
Less:
Expenses waived by Adviser	(23,577)
Net expenses	232,414
Net investment income	367,740

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	5,188
Futures contracts	(1,047,399)
Foreign currency transactions	(5,966)
Net realized loss	(1,048,177)
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(519)
Investments in affiliated issuers	19,726
Futures contracts	(346,209)
Foreign currency translations	(190)
Net change in unrealized appreciation (depreciation)	(327,192)
Net realized and unrealized loss	(1,375,369)
Net decrease in net assets resulting from operations	$(1,007,629)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

12 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

MANAGED FUTURES STRATEGY FUND

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
Increase (Decrease) in Net Assets from Operations:
Net investment income	$367,740	$2,229,508
Net realized loss on investments	(1,048,177)	(1,503,985)
Net change in unrealized appreciation (depreciation) on investments	(327,192)	(446,787)
Net increase (decrease) in net assets resulting from operations	(1,007,629)	278,736

Distributions to shareholders:
Class A	—	(235,128)
Class C	—	(66,901)
Class P	—	(279,027)
Institutional Class	—	(1,106,452)
Total distributions to shareholders	—	(1,687,508)

Capital share transactions:
Proceeds from sale of shares
Class A	70,760	237,415
Class C	21,633	23,465
Class P	182,192	911,288
Institutional Class	4,075,604	7,384,697
Distributions reinvested
Class A	—	228,848
Class C	—	66,879
Class P	—	276,784
Institutional Class	—	1,103,349
Cost of shares redeemed
Class A	(404,350)	(1,559,443)
Class C	(414,779)	(461,347)
Class P	(833,083)	(2,929,888)
Institutional Class	(15,820,379)	(39,848,100)
Net decrease from capital share transactions	(13,122,402)	(34,566,053)
Net decrease in net assets	(14,130,031)	(35,974,825)

Net assets:
Beginning of period	33,574,629	69,549,454
End of period	$19,444,598	$33,574,629

Capital share activity:
Shares sold
Class A	3,669	11,176
Class C	1,313	1,238
Class P	9,262	42,390
Institutional Class	203,595	333,625
Shares issued from reinvestment of distributions
Class A	—	11,611
Class C	—	3,918
Class P	—	13,937
Institutional Class	—	53,980
Shares redeemed
Class A	(21,486)	(73,851)
Class C	(25,075)	(25,453)
Class P	(43,243)	(138,289)
Institutional Class	(794,572)	(1,852,508)
Net decrease in shares	(666,537)	(1,618,226)

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 13

CONSOLIDATED FINANCIAL HIGHLIGHTS
MANAGED FUTURES STRATEGY FUND

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

Class A	Six Months Ended June 30, 2025[a]	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Per Share Data
Net asset value, beginning of period	$19.76	$20.67	$20.16	$18.41	$17.96	$18.96
Income (loss) from investment operations:
Net investment income (loss)[b]	.26	.75	.70	.05	(.18)	(.12)
Net gain (loss) on investments (realized and unrealized)	(.85)	(.65)	.02	2.67	.63	.48
Total from investment operations	(.59)	.10	.72	2.72	.45	.36
Less distributions from:
Net investment income	—	(1.01)	(.21)	(.97)	—	(1.36)
Total distributions	—	(1.01)	(.21)	(.97)	—	(1.36)
Net asset value, end of period	$19.17	$19.76	$20.67	$20.16	$18.41	$17.96

Total Return[c]	(2.99%)	0.49%	3.63%	14.76%	2.51%	2.01%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$4,221	$4,702	$5,974	$6,478	$5,760	$6,306
Ratios to average net assets:
Net investment income (loss)	2.73%	3.54%	3.39%	0.22%	(0.99%)	(0.62%)
Total expenses[d]	2.14%	1.99%	1.89%	1.91%	1.88%	1.87%
Net expenses[e]	1.95%	1.82%	1.74%	1.75%	1.73%	1.75%
Portfolio turnover rate	—	— [f]	—	7%	27%	111%

Class C	Six Months Ended June 30, 2025[a]	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Per Share Data
Net asset value, beginning of period	$17.11	$18.03	$17.63	$16.28	$16.00	$17.03
Income (loss) from investment operations:
Net investment income (loss)[b]	.16	.52	.48	(.06)	(.29)	(.23)
Net gain (loss) on investments (realized and unrealized)	(.73)	(.57)	.02	2.33	.57	.41
Total from investment operations	(.57)	(.05)	.50	2.27	.28	.18
Less distributions from:
Net investment income	—	(.87)	(.10)	(.92)	—	(1.21)
Total distributions	—	(.87)	(.10)	(.92)	—	(1.21)
Net asset value, end of period	$16.54	$17.11	$18.03	$17.63	$16.28	$16.00

Total Return[c]	(3.33%)	(0.25%)	2.88%	13.96%	1.75%	1.25%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$913	$1,351	$1,789	$2,121	$570	$1,121
Ratios to average net assets:
Net investment income (loss)	2.00%	2.81%	2.67%	(0.31%)	(1.74%)	(1.37%)
Total expenses[d]	2.87%	2.72%	2.62%	2.65%	2.63%	2.62%
Net expenses[e]	2.68%	2.55%	2.47%	2.49%	2.49%	2.50%
Portfolio turnover rate	—	— [f]	—	7%	27%	111%

14 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

CONSOLIDATED FINANCIAL HIGHLIGHTS (concluded)
MANAGED FUTURES STRATEGY FUND

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

Class P	Six Months Ended June 30, 2025[a]	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Per Share Data
Net asset value, beginning of period	$19.91	$20.81	$20.30	$18.48	$18.03	$19.00
Income (loss) from investment operations:
Net investment income (loss)[b]	.26	.76	.71	.01	(.18)	(.12)
Net gain (loss) on investments (realized and unrealized)	(.86)	(.65)	—	2.73	.63	.49
Total from investment operations	(.60)	.11	.71	2.74	.45	.37
Less distributions from:
Net investment income	—	(1.01)	(.20)	(.92)	—	(1.34)
Total distributions	—	(1.01)	(.20)	(.92)	—	(1.34)
Net asset value, end of period	$19.31	$19.91	$20.81	$20.30	$18.48	$18.03

Total Return	(3.01%)	0.48%	3.66%	14.75%	2.50%	2.05%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$4,904	$5,730	$7,696	$8,423	$6,697	$7,741
Ratios to average net assets:
Net investment income (loss)	2.74%	3.56%	3.42%	0.07%	(0.99%)	(0.63%)
Total expenses[d]	2.13%	1.97%	1.87%	1.91%	1.88%	1.88%
Net expenses[e]	1.94%	1.80%	1.72%	1.74%	1.73%	1.77%
Portfolio turnover rate	—	— [f]	—	7%	27%	111%

Institutional Class	Six Months Ended June 30, 2025[a]	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Per Share Data
Net asset value, beginning of period	$20.49	$21.39	$20.86	$19.00	$18.49	$19.48
Income (loss) from investment operations:
Net investment income (loss)[b]	.30	.85	.80	.14	(.14)	(.08)
Net gain (loss) on investments (realized and unrealized)	(.88)	(.69)	—	2.74	.65	.49
Total from investment operations	(.58)	.16	.80	2.88	.51	.41
Less distributions from:
Net investment income	—	(1.06)	(.27)	(1.02)	—	(1.40)
Total distributions	—	(1.06)	(.27)	(1.02)	—	(1.40)
Net asset value, end of period	$19.91	$20.49	$21.39	$20.86	$19.00	$18.49

Total Return	(2.83%)	0.72%	3.97%	15.03%	2.76%	2.29%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$9,407	$21,792	$54,090	$21,272	$8,169	$7,802
Ratios to average net assets:
Net investment income (loss)	3.01%	3.84%	3.71%	0.63%	(0.73%)	(0.38%)
Total expenses[d]	1.84%	1.69%	1.61%	1.64%	1.63%	1.61%
Net expenses[e]	1.66%	1.52%	1.46%	1.48%	1.48%	1.49%
Portfolio turnover rate	—	— [f]	—	7%	27%	111%

[a]	Unaudited figures for the period ended June 30, 2025. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges.
[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[f]	Less than 1%.

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 15

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025
MULTI-HEDGE STRATEGIES FUND

	Shares	Value
COMMON STOCKS† - 37.6%

Consumer, Non-cyclical - 7.1%
Kellanova[1]	4,493	$357,328
Dun & Bradstreet Holdings, Inc.	26,283	238,913
Blueprint Medicines Corp.*	1,186	152,022
Cross Country Healthcare, Inc.*	9,987	130,330
Amedisys, Inc.*,1	1,323	130,170
Surmodics, Inc.*	4,017	119,345
Total Consumer, Non-cyclical		1,128,108

Financial - 6.1%
Enstar Group Ltd.*	878	295,324
Redfin Corp.*,2	21,094	236,042
Mr Cooper Group, Inc.*,1	940	140,257
ProAssurance Corp.*,1	5,565	127,049
Pacific Premier Bancorp, Inc.[1]	3,865	81,513
HarborOne Bancorp, Inc.	3,878	45,295
Guild Holdings Co. — Class A	2,156	42,624
Total Financial		968,104

Technology - 5.0%
PlayAGS, Inc.*,1	16,087	200,927
Informatica, Inc. — Class A*,1	5,638	137,285
E2open Parent Holdings, Inc.*	39,398	127,256
Cantaloupe, Inc.*	11,574	127,198
ANSYS, Inc.*,1	349	122,576
AvidXchange Holdings, Inc.*	8,675	84,928
Total Technology		800,170

Consumer, Cyclical - 4.5%
Everi Holdings, Inc.*	24,580	350,019
Walgreens Boots Alliance, Inc.*,1	19,213	220,565
Skechers USA, Inc. — Class A*	2,439	153,901
Total Consumer, Cyclical		724,485

Industrial - 3.9%
AZEK Company, Inc.*	3,734	202,943
FARO Technologies, Inc.*,1	4,089	179,589
Triumph Group, Inc.*	6,881	177,186
Spirit AeroSystems Holdings, Inc. — Class A*,1	1,408	53,715
Total Industrial		613,433

Energy - 3.2%
Hess Corp.[1]	2,018	279,574
ChampionX Corp.	5,486	136,272
Sitio Royalties Corp. — Class A	5,402	99,289
Total Energy		515,135

Communications - 3.1%
Frontier Communications Parent, Inc.*,1	5,914	215,270
Juniper Networks, Inc.	4,166	166,348
Interpublic Group of Companies, Inc.[1]	4,392	107,516
Total Communications		489,134

Utilities - 2.8%
ALLETE, Inc.	5,167	331,050
TXNM Energy, Inc.[1]	1,917	107,965
Total Utilities		439,015

Basic Materials - 1.9%
Radius Recycling, Inc. — Class A	6,552	194,529
MAG Silver Corp.	4,885	103,220
Total Basic Materials		297,749

Total Common Stocks
(Cost $5,924,586)		5,975,333

RIGHTS† - 0.0%
Consumer, Non-cyclical - 0.0%
Bristol-Myers Squibb Co.*	12,237	—
Novartis AG*,†††	9,562	—
Johnson & Johnson*,†††	3,841	—
Total Consumer, Non-cyclical		—

Total Rights
(Cost $3,729)		—

MUTUAL FUNDS† - 24.9%
Guggenheim Ultra Short Duration Fund — Institutional Class[3]	176,193	1,770,738
Guggenheim Strategy Fund II3	50,160	1,247,983
Guggenheim Strategy Fund III[3]	37,923	946,941
Total Mutual Funds
(Cost $3,940,084)		3,965,662

CLOSED-END MUTUAL FUNDS***,† - 5.0%
abrdn Emerging Markets ex China Fund, Inc.	3,888	23,095
Templeton Emerging Markets Fund/United States	1,557	22,717
Clough Global Equity Fund	3,122	22,241
Sprott Focus Trust, Inc.	2,942	21,977
European Equity Fund, Inc.	2,132	21,810
Royce Micro-Capital Trust, Inc.	2,352	21,756
Bancroft Fund Ltd.	1,151	21,754
Mexico Fund, Inc.	1,236	21,717
Gabelli Dividend & Income Trust	828	21,536
Western Asset Inflation-Linked Opportunities & Income Fund	2,456	21,515
General American Investors Company, Inc.	382	21,407
Nuveen Dow 30sm Dynamic Overwrite Fund	1,486	21,309
John Hancock Diversified Income Fund	1,996	21,118
PIMCO California Municipal Income Fund II	3,935	21,092
PIMCO New York Municipal Income Fund II	3,129	21,027
Tri-Continental Corp.	660	20,896
Virtus Total Return Fund, Inc.	3,335	20,777
SRH Total Return Fund, Inc.	1,168	20,650
Total Return Securities Fund	3,256	20,643
Ellsworth Growth and Income Fund Ltd.	1,503	15,406

16 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2025
MULTI-HEDGE STRATEGIES FUND

	Shares	Value
abrdn Australia Equity Fund, Inc.	3,403	$15,211
Royce Global Trust, Inc.	1,212	14,580
Gabelli Global Small and Mid Capital Value Trust	921	12,268
BlackRock Municipal 2030 Target Term Trust	521	11,405
Voya Asia Pacific High Dividend Equity Income Fund	1,564	11,012
Gabelli Healthcare & WellnessRx Trust	1,107	10,461
New Germany Fund, Inc.	811	9,683
MFS High Income Municipal Trust	2,543	9,104
abrdn Global Infrastructure Income Fund[2]	337	6,868
PIMCO New York Municipal Income Fund III	1,292	6,770
Allspring Global Dividend Opportunity Fund	1,164	6,274
BNY Mellon Municipal Bond Infrastructure Fund, Inc.	584	5,968
BNY Mellon Strategic Municipals, Inc.	990	5,861
BNY Mellon Strategic Municipal Bond Fund, Inc.	1,021	5,718
PIMCO California Municipal Income Fund	497	4,269
Mexico Equity and Income Fund, Inc.	383	4,010
Voya Emerging Markets High Dividend Equity Fund	672	3,992
BlackRock MuniHoldings New Jersey Quality Fund, Inc.	250	2,738
BlackRock MuniHoldings California Quality Fund, Inc.	254	2,629
Templeton Emerging Markets Income Fund	324	1,944
Eaton Vance Tax-Advantaged Global Dividend Opportunities Fund	71	1,930
Flaherty & Crumrine Preferred and Income Securities Fund, Inc.	118	1,922
BlackRock Enhanced Large Capital Core Fund, Inc.	90	1,922
abrdn Total Dynamic Dividend Fund	216	1,914
BlackRock Enhanced Equity Dividend Trust	215	1,911
Western Asset Emerging Markets Debt Fund, Inc.	190	1,909
abrdn Life Sciences Investors[2]	149	1,909
Nuveen NASDAQ 100 Dynamic Overwrite Fund	72	1,906
Eaton Vance Tax-Advantaged Dividend Income Fund	79	1,904
Nuveen S&P 500 Buy-Write Income Fund	137	1,902
Nuveen California Municipal Value Fund	219	1,901
Allspring Income Opportunities Fund	269	1,899
John Hancock Investors Trust	137	1,897
Flaherty & Crumrine Preferred and Income Opportunity Fund, Inc.	205	1,896
Eaton Vance Tax Managed Global Buy Write Opportunities Fund	219	1,894
Nuveen Credit Strategies Income Fund	351	1,892
Eaton Vance Tax-Managed Buy-Write Income Fund	131	1,892
BlackRock Resources & Commodities Strategy Trust	200	1,890
Eaton Vance Risk-Managed Diversified Equity Income Fund	209	1,889
Nuveen Floating Rate Income Fund	223	1,889
Flaherty & Crumrine Preferred & Income Fund, Inc.	167	1,889
BlackRock MuniVest Fund II, Inc.	183	1,889
BrandywineGLOBAL Global Income Opportunities Fund, Inc.	227	1,886
BlackRock Taxable Municipal Bond Trust	117	1,885
Herzfeld Caribbean Basin Fund, Inc.	740	1,883
Allspring Utilities and High Income Fund	163	1,883
Western Asset Inflation-Linked Income Fund	224	1,882
Eaton Vance Tax-Managed Global Diversified Equity Income Fund	215	1,881
Allspring Multi-Sector Income Fund	199	1,881
MFS Multimarket Income Trust	400	1,880
Eaton Vance Senior Floating-Rate Trust	155	1,879
Blackstone Strategic Credit Fund	155	1,879
Nuveen Global High Income Fund	145	1,875
Franklin Universal Trust	246	1,875
abrdn Healthcare Investors	121	1,874
Nuveen Pennsylvania Quality Municipal Income Fund	167	1,874
Nuveen New York AMT-Free Quality Municipal Income Fund	189	1,873
BlackRock Enhanced Global Dividend Trust	165	1,873
BlackRock MuniAssets Fund, Inc.	180	1,872
John Hancock Tax-Advantaged Dividend Income Fund	80	1,871
Invesco Pennsylvania Value Municipal Income Trust	186	1,871
Flaherty & Crumrine Total Return Fund, Inc.	110	1,870
BlackRock Municipal Income Quality Trust	177	1,869
Blackrock Investment Quality Municipal Trust, Inc.	171	1,867
BlackRock MuniYield Quality Fund III, Inc.	178	1,867
Source Capital	43	1,865
NYLI MacKay DefinedTerm Muni Opportunities Fund	126	1,864
MFS Charter Income Trust	293	1,863
Nuveen Quality Municipal Income Fund	165	1,863
PIMCO California Municipal Income Fund III	299	1,863
Principal Real Estate Income Fund	177	1,862
John Hancock Income Securities Trust	165	1,861
BlackRock MuniYield Quality Fund II, Inc.	193	1,861
Nuveen AMT-Free Municipal Value Fund	136	1,860
BlackRock Health Sciences Trust	51	1,859
Putnam Municipal Opportunities Trust	188	1,859
BlackRock MuniHoldings Fund, Inc.	166	1,859
PIMCO Municipal Income Fund III	271	1,859

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 17

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2025
MULTI-HEDGE STRATEGIES FUND

	Shares	Value
BlackRock MuniHoldings Quality Fund II, Inc.	194	$1,859
BlackRock Municipal Income Trust II	185	1,857
BlackRock MuniYield Fund, Inc.	185	1,857
Eaton Vance Municipal Bond Fund	192	1,857
BlackRock MuniHoldings New York Quality Fund, Inc.	189	1,856
Franklin Limited Duration Income Trust	289	1,855
BlackRock MuniYield Quality Fund, Inc.	167	1,855
PIMCO Municipal Income Fund	232	1,851
Eaton Vance National Municipal Opportunities Trust	114	1,851
BlackRock Municipal Income Trust	193	1,851
Nuveen New Jersey Quality Municipal Income Fund	163	1,850
BlackRock California Municipal Income Trust	171	1,849
Neuberger Berman Municipal Fund, Inc.	188	1,848
Invesco Quality Municipal Income Trust	197	1,848
PIMCO Municipal Income Fund II	248	1,848
BlackRock Enhanced International Dividend Trust	319	1,847
BlackRock New York Municipal Income Trust	191	1,847
Invesco Municipal Opportunity Trust	201	1,845
BlackRock MuniYield Pennsylvania Quality Fund	171	1,845
Western Asset Managed Municipals Fund, Inc.	186	1,841
Nuveen New York Municipal Value Fund	227	1,841
MFS High Yield Municipal Trust	552	1,838
abrdn National Municipal Income Fund	190	1,835
Invesco Municipal Trust	200	1,830
Invesco Trust for Investment Grade Municipals	192	1,822
Nuveen Real Estate Income Fund	233	1,813
BlackRock MuniYield Michigan Quality Fund, Inc.	163	1,800
MFS Investment Grade Municipal Trust	232	1,772
DTF Tax-Free Income 2028 Term Fund, Inc.	157	1,757
MFS Intermediate High Income Fund	959	1,669
BlackRock Virginia Municipal Bond Trust	144	1,496
Adams Diversified Equity Fund, Inc.	67	1,455
Virtus Convertible & Income Fund	102	1,448
Liberty All Star Growth Fund, Inc.	264	1,444
Virtus Convertible & Income Fund II2	112	1,438
Lazard Global Total Return and Income Fund, Inc.	85	1,428
Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	278	1,423
BNY Mellon High Yield Strategies Fund	547	1,422
Western Asset Global Corporate Opportunity Fund, Inc.	120	1,416
Eaton Vance California Municipal Bond Fund	156	1,392
GAMCO Natural Resources Gold & Income Trust	221	1,390
Duff & Phelps Utility and Infrastructure Fund, Inc.	112	1,390
Eaton Vance California Municipal Income Trust	143	1,385
Royce Small-Capital Trust, Inc.	92	1,385
Eaton Vance New York Municipal Bond Fund	149	1,384
Nuveen New York Select Tax-Free Income Portfolio	119	1,384
Eaton Vance Senior Income Trust	243	1,383
Nuveen AMT-Free Quality Municipal Income Fund	126	1,376
AllianceBernstein National Municipal Income Fund, Inc.	133	1,371
BlackRock Science and Technology Term Trust	24	498
First Trust Senior Floating Rate Income Fund II	49	498
Blackrock Science & Technology Trust	13	496
Tortoise Sustainable and Social Impact Term Fund	40	490
PGIM Short Duration High Yield Opportunities Fund	29	488
RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.	57	487
Neuberger Berman Energy Infrastructure and Income Fund, Inc.	54	486
Eaton Vance Tax-Managed Buy-Write Opportunities Fund	35	485
Saba Capital Income & Opportunities Fund	60	484
LMP Capital and Income Fund, Inc.	31	484
Kayne Anderson Energy Infrastructure Fund	38	483
Clough Global Opportunities Fund	89	483
NYLI CBRE Global Infrastructure Megatrends Term Fund	34	483
Invesco Municipal Income Opportunities Trust	84	483
Tortoise Energy Infrastructure Corp.	11	483
Cohen & Steers Limited Duration Preferred and Income Fund, Inc.	23	483
Clough Global Dividend and Income Fund	85	482
Neuberger Berman Next Generation Connectivity Fund, Inc.	33	482
Destra Multi-Alternative Fund	55	481
Western Asset Investment Grade Opportunity Trust, Inc.	29	481
RiverNorth Flexible Municipal Income Fund II, Inc.	38	480
Angel Oak Financial Strategies Income Term Trust	37	480
XAI Octagon Floating Rate Alternative Income Trust	85	480
Special Opportunities Fund, Inc.	31	480

18 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2025
MULTI-HEDGE STRATEGIES FUND

	Shares	Value
Nuveen Multi-Asset Income Fund	38	$480
ClearBridge Energy Midstream Opportunity Fund, Inc.	10	480
RiverNorth Managed Duration Municipal Income Fund II, Inc.	34	478
Saba Capital Income & Opportunities Fund II	52	478
Aberdeen Asia-Pacific Income Fund, Inc.	30	478
BlackRock Energy and Resources Trust	36	477
Invesco Value Municipal Income Trust	41	477
High Income Securities Fund	75	476
RiverNorth Flexible Municipal Income Fund, Inc.	34	474
Highland Opportunities and Income Fund	91	473
Flaherty & Crumrine Dynamic Preferred and Income Fund, Inc.	23	472
Cohen & Steers Real Estate Opportunities and Income Fund	31	471
BlackRock Health Sciences Term Trust	33	471
RiverNorth Managed Duration Municipal Income Fund, Inc.	35	469
PIMCO Dynamic Income Strategy Fund	19	468
RiverNorth Capital and Income Fund	32	466
Highland Global Allocation Fund	53	461
Nuveen Multi-Market Income Fund	28	176
Total Closed-End Mutual Funds
(Cost $689,368)		786,071

	Face Amount
U.S. TREASURY BILLS†† - 6.4%
U.S. Treasury Bills
4.11% due 08/05/25[4]	$750,000	746,897
3.94% due 07/08/25[4,5]	273,000	272,780
Total U.S. Treasury Bills
(Cost $1,019,656)		1,019,677

REPURCHASE AGREEMENTS††,6 - 20.8%
J.P. Morgan Securities LLC issued 06/30/25 at 4.37% due 07/01/25	1,792,320	1,792,320
Barclays Capital, Inc. issued 06/30/25 at 4.39% due 07/01/25	773,385	773,385
BofA Securities, Inc. issued 06/30/25 at 4.37% due 07/01/25	746,800	746,800
Total Repurchase Agreements
(Cost $3,312,505)		3,312,505

SECURITIES LENDING COLLATERAL†,7 - 0.7%
Money Market Fund***
First American Government Obligations Fund - Class X, 4.25%[8]	116,297	116,297
Total Securities Lending Collateral
(Cost $116,297)		116,297

Total Investments - 95.4%
(Cost $15,006,225)		$15,175,545

COMMON STOCKS SOLD SHORT† - (8.8)%
Consumer, Non-cyclical - (0.0)%
Herc Holdings, Inc.	1	(132)

Technology - (0.4)%
Synopsys, Inc.*	120	(61,522)

Basic Materials - (0.5)%
Pan American Silver Corp.	2,724	(77,362)

Industrial - (0.7)%
James Hardie Industries plc ADR*	3,861	(103,822)

Communications - (0.7)%
Nokia Oyj ADR	1	(5)
Omnicom Group, Inc.	1,511	(108,701)
Total Communications		(108,706)

Financial - (3.2)%
Eastern Bankshares, Inc.	2,373	(36,236)
Columbia Banking System, Inc.	3,536	(82,671)
Rocket Companies, Inc. — Class A	27,117	(384,519)
Total Financial		(503,426)

Energy - (3.3)%
Viper Energy, Inc.	2,623	(100,015)
Schlumberger N.V.	4,032	(136,281)
Chevron Corp.	2,068	(296,117)
Total Energy		(532,413)

Total Common Stocks Sold Short
(Proceeds $1,454,835)		(1,387,383)

EXCHANGE-TRADED FUNDS SOLD SHORT***,† - (5.0)%
iShares Mortgage Real Estate ETF	5	(107)
Materials Select Sector SPDR Fund	7	(615)
SPDR S&P Biotech ETF	16	(1,327)
Schwab U.S. Aggregate Bond ETF	68	(1,580)
iShares U.S. Real Estate ETF	20	(1,896)
VanEck High Yield Muni ETF	38	(1,908)
Utilities Select Sector SPDR Fund	29	(2,368)
iShares JP Morgan USD Emerging Markets Bond ETF	40	(3,705)
iShares 7-10 Year Treasury Bond ETF	41	(3,926)
Invesco Senior Loan ETF	193	(4,037)
iShares Floating Rate Bond ETF	85	(4,337)
iShares Preferred & Income Securities ETF	146	(4,479)
VanEck Gold Miners ETF	99	(5,154)
iShares iBoxx $ Investment Grade Corporate Bond ETF	61	(6,686)

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 19

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2025
MULTI-HEDGE STRATEGIES FUND

	Shares	Value
iShares MSCI Emerging Markets ETF	166	$(8,008)
iShares Russell 1000 Growth ETF	20	(8,492)
Health Care Select Sector SPDR Fund	78	(10,514)
iShares Core High Dividend ETF	106	(12,420)
iShares iBoxx $ High Yield Corporate Bond ETF	191	(15,404)
iShares TIPS Bond ETF	148	(16,286)
iShares Latin America 40 ETF	690	(18,085)
iShares MSCI All Country Asia ex Japan ETF	406	(33,544)
SPDR Bloomberg Convertible Securities ETF	571	(47,199)
iShares Russell 2000 Index ETF	257	(55,458)
iShares National Muni Bond ETF	576	(60,180)
SPDR S&P 500 ETF Trust	104	(64,256)
iShares Russell 1000 Value ETF	397	(77,109)
SPDR Nuveen ICE High Yield Municipal Bond ETF	3,349	(82,988)
SPDR Nuveen ICE Municipal Bond ETF	2,731	(121,994)
iShares MSCI EAFE ETF	1,431	(127,917)
Total Exchange-Traded Funds Sold Short
(Proceeds $823,851)		(801,979)

Total Securities Sold Short - (13.8)%
(Proceeds $2,278,686)		$(2,189,362)
Other Assets & Liabilities, net - 18.4%		2,924,732
Total Net Assets - 100.0%		$15,910,915

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)**
Interest Rate Futures Contracts Purchased†
Australian Government 10 Year Bond Futures Contracts	12	Sep 2025	$906,082	$11,766
Euro - BTP Italian Government Bond Futures Contracts††	2	Sep 2025	285,415	1,466
Euro - OATS Futures Contracts	9	Sep 2025	1,313,313	799
U.S. Treasury 2 Year Note Futures Contracts	3	Sep 2025	624,141	42
U.S. Treasury 5 Year Note Futures Contracts	1	Sep 2025	109,023	22
Euro - Bund Futures Contracts	15	Sep 2025	2,301,425	(3,992)
			$5,539,399	$10,103
Currency Futures Contracts Purchased†
British Pound Futures Contracts	4	Sep 2025	$343,300	$4,490
Australian Dollar Futures Contracts	5	Sep 2025	329,575	1,324
Japanese Yen Futures Contracts	5	Sep 2025	437,656	516
Canadian Dollar Futures Contracts	3	Sep 2025	221,085	37
New Zealand Dollar Futures Contracts	3	Sep 2025	183,345	26
			$1,514,961	$6,393
Equity Futures Contracts Purchased†
CBOE Volatility Index Futures Contracts	2	Oct 2025	$42,250	$(5)
Russell 2000 Index Mini Futures Contracts	1	Sep 2025	109,560	(12)
CBOE Volatility Index Futures Contracts	7	Nov 2025	149,100	(309)
CBOE Volatility Index Futures Contracts	12	Dec 2025	255,000	(1,840)
			$555,910	$(2,166)
Commodity Futures Contracts Purchased†
Soybean Meal Futures Contracts	19	Dec 2025	$550,050	$1,759
Sugar #11 Futures Contracts	27	Apr 2026	502,891	1,244
Cotton #2 Futures Contracts	2	Dec 2025	68,040	(96)
Corn Futures Contracts	8	Sep 2025	163,600	(238)
Natural Gas Futures Contracts	6	Aug 2025	206,700	(740)
Gasoline RBOB Futures Contracts	4	Sep 2025	317,201	(12,442)
			$1,808,482	$(10,513)
Equity Futures Contracts Sold Short†
CBOE Volatility Index Futures Contracts	8	Jul 2025	$149,680	$2,542

20 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2025
MULTI-HEDGE STRATEGIES FUND

Futures Contracts (continued)
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)**
Commodity Futures Contracts Sold Short†
Corn Futures Contracts	16	Mar 2026	$353,200	$10,349
Soybean Oil Futures Contracts	1	Dec 2025	31,650	1,407
Hard Red Winter Wheat Futures Contracts	2	Sep 2025	52,700	1,319
Natural Gas Futures Contracts	6	Oct 2025	214,920	652
Gasoline RBOB Futures Contracts	4	Aug 2025	347,676	427
Lean Hogs Futures Contracts	1	Aug 2025	42,920	77
Live Cattle Futures Contracts	1	Aug 2025	85,590	(43)
Soybean Meal Futures Contracts	22	Jan 2026	644,600	(1,588)
Sugar #11 Futures Contracts	24	Mar 2026	466,905	(11,634)
			$2,240,161	$966
Interest Rate Futures Contracts Sold Short†
U.S. Treasury 10 Year Note Futures Contracts	19	Sep 2025	$2,130,672	$(742)
Canadian Government 10 Year Bond Futures Contracts	7	Sep 2025	628,078	(976)
Long Gilt Futures Contracts††	10	Sep 2025	1,278,996	(2,387)
			$4,037,746	$(4,105)
Currency Futures Contracts Sold Short†
Euro FX Futures Contracts	1	Sep 2025	$148,000	$(4,446)
Swiss Franc Futures Contracts	7	Sep 2025	1,113,481	(34,755)
			$1,261,481	$(39,201)

Custom Basket Swap Agreements
Counterparty	Reference Obligation	Type	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Value and Unrealized Appreciation
OTC Custom Basket Swap Agreements††
Morgan Stanley Capital Services LLC	MS Long/Short Equity Custom Basket	Pay	4.73% (Federal Funds Rate + 0.40%)	At Maturity	08/31/28	$2,135,302	$262,566
OTC Custom Basket Swap Agreements Sold Short††
Morgan Stanley Capital Services LLC	MS Long/Short Equity Custom Basket	Receive	4.03% (Federal Funds Rate - 0.30%)	At Maturity	08/31/28	$1,361,456	$54,899

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 21

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2025
MULTI-HEDGE STRATEGIES FUND

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
MS LONG/SHORT EQUITY LONG CUSTOM BASKET
Communications
AT&T, Inc.	775	1.03%	$11,336
Verizon Communications, Inc.	492	1.00%	5,580
Fox Corp. — Class A	393	1.03%	3,740
A10 Networks, Inc.	696	0.63%	3,394
Spok Holdings, Inc.	851	0.70%	2,162
InterDigital, Inc.	41	0.43%	1,660
Nexstar Media Group, Inc. — Class A	119	0.96%	1,482
Alphabet, Inc. — Class C	43	0.36%	1,193
F5, Inc.	35	0.48%	998
Cars.com, Inc.	641	0.36%	904
Charter Communications, Inc. — Class A	30	0.57%	451
Comcast Corp. — Class A	566	0.95%	341
Harmonic, Inc.	454	0.20%	20
Expedia Group, Inc.	45	0.36%	(69)
HealthStream, Inc.	150	0.19%	(111)
Yelp, Inc. — Class A	567	0.91%	(725)
TEGNA, Inc.	1,306	1.03%	(1,266)
Ziff Davis, Inc.	378	0.54%	(2,506)
Total Communications			28,584

Industrial
Mueller Industries, Inc.	274	1.02%	11,779
Fluor Corp.	482	1.16%	8,495
Acuity, Inc.	62	0.87%	4,127
Snap-on, Inc.	67	0.98%	3,708
Allegion plc	151	1.02%	2,662
Owens Corning	142	0.91%	2,618
Caterpillar, Inc.	34	0.62%	2,150
Alamo Group, Inc.	31	0.32%	1,646
Lindsay Corp.	69	0.47%	671
A O Smith Corp.	165	0.51%	174
Advanced Drainage Systems, Inc.	78	0.42%	102
Valmont Industries, Inc.	20	0.31%	88
Mueller Water Products, Inc. — Class A	344	0.39%	(127)
Hayward Holdings, Inc.	441	0.29%	(162)
Scorpio Tankers, Inc.	294	0.54%	(295)
Boise Cascade Co.	52	0.21%	(370)
Teekay Tankers Ltd. — Class A	174	0.34%	(618)
Total Industrial			36,648

Consumer, Cyclical
Allison Transmission Holdings, Inc.	208	0.93%	9,040
Boyd Gaming Corp.	288	1.06%	3,774
Buckle, Inc.	307	0.65%	2,439
Visteon Corp.	259	1.13%	2,318
Blue Bird Corp.	281	0.57%	1,102
BorgWarner, Inc.	648	1.02%	813
Abercrombie & Fitch Co. — Class A	107	0.42%	617
PulteGroup, Inc.	156	0.77%	529
Sonos, Inc.	419	0.21%	268
PACCAR, Inc.	88	0.39%	207
Crocs, Inc.	65	0.31%	95
Dolby Laboratories, Inc. — Class A	95	0.33%	(95)
Harley-Davidson, Inc.	266	0.29%	(276)
Tri Pointe Homes, Inc.	652	0.98%	(2,320)
Gentex Corp.	1,004	1.03%	(2,560)
Total Consumer, Cyclical			15,951

Financial
Synchrony Financial	330	1.03%	9,604
Enova International, Inc.	184	0.96%	9,321
MGIC Investment Corp.	817	1.07%	8,709
Axis Capital Holdings Ltd.	205	1.00%	6,897
NMI Holdings, Inc. — Class A	544	1.07%	6,854
Preferred Bank/Los Angeles CA	248	1.01%	6,160
Essent Group Ltd.	372	1.06%	4,793
Enact Holdings, Inc.	496	0.86%	4,666
Old Second Bancorp, Inc.	1,245	1.03%	3,819
Fidelity National Financial, Inc.	395	1.04%	3,078
Coastal Financial Corp.	136	0.62%	2,655
Janus Henderson Group plc	326	0.59%	2,655
BancFirst Corp.	175	1.01%	2,622
Jackson Financial, Inc. — Class A	257	1.07%	2,148
BOK Financial Corp.	189	0.86%	1,482
Westamerica BanCorp	451	1.02%	1,414
OneMain Holdings, Inc.	238	0.64%	1,222
Bancorp, Inc.	172	0.46%	1,127
McGrath RentCorp	187	1.02%	1,055
RenaissanceRe Holdings Ltd.	69	0.78%	948
Live Oak Bancshares, Inc.	319	0.45%	849
Northeast Community Bancorp, Inc.	774	0.84%	725
Pathward Financial, Inc.	258	0.96%	606
First Bancorp	193	0.40%	567
Arch Capital Group Ltd.	224	0.96%	461
Bank OZK	160	0.35%	412
Everest Group Ltd.	57	0.91%	45
GCM Grosvenor, Inc. — Class A	1,500	0.81%	(465)
Principal Financial Group, Inc.	186	0.69%	(1,421)

22 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2025
MULTI-HEDGE STRATEGIES FUND

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
QCR Holdings, Inc.	325	1.03%	$(2,773)
Total Financial			80,235

Consumer, Non-cyclical
Innoviva, Inc.	1,034	0.97%	7,734
Cal-Maine Foods, Inc.	179	0.84%	7,554
Royalty Pharma plc — Class A	642	1.08%	7,544
United Therapeutics Corp.	66	0.89%	4,502
Perdoceo Education Corp.	277	0.42%	4,465
Gilead Sciences, Inc.	83	0.43%	3,888
ADT, Inc.	2,042	0.81%	3,321
Catalyst Pharmaceuticals, Inc.	455	0.46%	3,093
United Rentals, Inc.	31	1.09%	2,645
Alkermes plc	489	0.66%	2,503
Incyte Corp.	157	0.50%	1,532
Premier, Inc. — Class A	513	0.53%	1,440
Exelixis, Inc.	122	0.25%	1,278
Herc Holdings, Inc.	76	0.47%	1,232
Bristol-Myers Squibb Co.	208	0.45%	1,068
Castle Biosciences, Inc.	256	0.24%	862
Utah Medical Products, Inc.	334	0.89%	473
Blade Air Mobility, Inc.	288	0.05%	410
Alarm.com Holdings, Inc.	368	0.97%	182
Pfizer, Inc.	215	0.24%	174
DaVita, Inc.	31	0.21%	150
Collegium Pharmaceutical, Inc.	148	0.20%	27
Jazz Pharmaceuticals plc	120	0.60%	(89)
Graham Holdings Co. — Class B	9	0.40%	(130)
Supernus Pharmaceuticals, Inc.	154	0.23%	(163)
Universal Health Services, Inc. — Class B	22	0.19%	(175)
Arrowhead Pharmaceuticals, Inc.	254	0.19%	(229)
Harmony Biosciences Holdings, Inc.	296	0.44%	(299)
Pilgrim’s Pride Corp.	203	0.43%	(356)
PTC Therapeutics, Inc.	155	0.35%	(372)
H&R Block, Inc.	145	0.37%	(522)
Molson Coors Beverage Co. — Class B	108	0.24%	(1,018)
Amphastar Pharmaceuticals, Inc.	251	0.27%	(1,028)
Inmode Ltd.	540	0.37%	(1,272)
Regeneron Pharmaceuticals, Inc.	20	0.49%	(2,145)
Merck & Company, Inc.	272	1.01%	(2,212)
Biogen, Inc.	162	0.95%	(3,036)
Total Consumer, Non-cyclical			43,031

Utilities
National Fuel Gas Co.	260	1.03%	9,999
Clearway Energy, Inc. — Class C	705	1.06%	3,363
Duke Energy Corp.	183	1.01%	3,126
Evergy, Inc.	326	1.05%	3,034
Southern Co.	241	1.04%	2,422
Spire, Inc.	259	0.89%	2,181
WEC Energy Group, Inc.	201	0.98%	1,728
Black Hills Corp.	370	0.97%	1,409
Brookfield Infrastructure Corp. — Class A	354	0.69%	1,377
Otter Tail Corp.	279	1.01%	594
Atmos Energy Corp.	140	1.01%	212
New Jersey Resources Corp.	474	0.99%	(24)
Total Utilities			29,421

Technology
Cirrus Logic, Inc.	206	1.01%	5,645
Axcelis Technologies, Inc.	176	0.57%	4,601
Zoom Communications, Inc. — Class A	266	0.97%	4,091
Micron Technology, Inc.	70	0.40%	2,975
Adeia, Inc.	726	0.48%	2,560
OneSpan, Inc.	816	0.64%	2,380
QUALCOMM, Inc.	143	1.07%	2,170
Dropbox, Inc. — Class A	733	0.98%	1,664
NetApp, Inc.	109	0.54%	1,523
Teradata Corp.	373	0.39%	529
Kulicke & Soffa Industries, Inc.	445	0.72%	503
RingCentral, Inc. — Class A	160	0.21%	231
Consensus Cloud Solutions, Inc.	253	0.27%	207
Integral Ad Science Holding Corp.	791	0.31%	134
PagerDuty, Inc.	283	0.20%	25
Daily Journal Corp.	32	0.63%	(230)
Skyworks Solutions, Inc.	146	0.51%	(279)
Photronics, Inc.	1,074	0.95%	(776)
Total Technology			27,953

Basic Materials
Newmont Corp.	162	0.44%	743
Total MS Long/Short Equity Long Custom Basket			$262,566

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 23

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2025
MULTI-HEDGE STRATEGIES FUND

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
MS LONG/SHORT EQUITY SHORT CUSTOM BASKET
Technology
ACV Auctions, Inc. — Class A	1,019	(1.19)%	$6,084
Duolingo, Inc.	11	(0.33)%	1,197
AppLovin Corp. — Class A	10	(0.26)%	(233)
Conduent, Inc.	3,584	(0.69)%	(602)
Total Technology			6,446

Basic Materials
Huntsman Corp.	645	(0.49)%	4,230
Ashland, Inc.	430	(1.59)%	3,032
International Flavors & Fragrances, Inc.	277	(1.50)%	2,372
Dow, Inc.	716	(1.39)%	2,001
Orion S.A.	415	(0.32)%	1,950
Balchem Corp.	57	(0.67)%	402
Sherwin-Williams Co.	13	(0.33)%	257
RPM International, Inc.	118	(0.95)%	132
PPG Industries, Inc.	191	(1.60)%	63
Air Products and Chemicals, Inc.	17	(0.35)%	(26)
DuPont de Nemours, Inc.	140	(0.71)%	(95)
Chemours Co.	735	(0.62)%	(624)
Sensient Technologies Corp.	157	(1.14)%	(666)
HB Fuller Co.	342	(1.51)%	(2,081)
Total Basic Materials			10,947

Consumer, Non-cyclical
Insperity, Inc.	325	(1.44)%	1,290
ABM Industries, Inc.	200	(0.69)%	1,026
OrthoPediatrics Corp.	272	(0.43)%	289
CBIZ, Inc.	103	(0.54)%	72
CRA International, Inc.	36	(0.50)%	39
Alico, Inc.	235	(0.56)%	(561)
Tejon Ranch Co.	822	(1.02)%	(847)
Driven Brands Holdings, Inc.	1,229	(1.59)%	(894)
Barrett Business Services, Inc.	512	(1.57)%	(1,265)
First Advantage Corp.	1,194	(1.46)%	(2,121)
Blade Air Mobility, Inc.	2,820	(0.83)%	(4,091)
Total Consumer, Non-cyclical			(7,063)

Consumer, Cyclical
LGI Homes, Inc.	187	(0.71)%	7,246
Southwest Airlines Co.	176	(0.42)%	483
Camping World Holdings, Inc. — Class A	411	(0.52)%	224
JetBlue Airways Corp.	912	(0.28)%	(260)
Pursuit Attractions and Hospitality, Inc.	584	(1.24)%	(338)
America’s Car-Mart, Inc.	144	(0.59)%	(353)
Under Armour, Inc. — Class C	1,076	(0.51)%	(355)
Frontier Group Holdings, Inc.	1,794	(0.48)%	(390)
Beazer Homes USA, Inc.	301	(0.49)%	(662)
VSE Corp.	108	(1.04)%	(3,116)
Total Consumer, Cyclical			2,479

Financial
Kennedy-Wilson Holdings, Inc.	3,381	(1.69)%	13,743
Marcus & Millichap, Inc.	726	(1.64)%	6,864
Weyerhaeuser Co.	822	(1.55)%	5,946
Newmark Group, Inc. — Class A	1,934	(1.73)%	5,699
PotlatchDeltic Corp.	492	(1.39)%	5,020
Columbia Financial, Inc.	1,334	(1.42)%	3,898
Iron Mountain, Inc.	197	(1.48)%	2,998
FTAI Infrastructure, Inc.	1,729	(0.78)%	2,504
Western Alliance Bancorporation	253	(1.45)%	2,280
Veris Residential, Inc.	1,424	(1.56)%	2,122
Cannae Holdings, Inc.	1,117	(1.71)%	1,627
Redwood Trust, Inc.	1,827	(0.79)%	1,334
Heritage Commerce Corp.	1,968	(1.44)%	1,187
PennyMac Mortgage Investment Trust	1,692	(1.60)%	1,058
Sun Communities, Inc.	173	(1.61)%	985
Crown Castle, Inc.	176	(1.33)%	770
PennyMac Financial Services, Inc.	89	(0.65)%	560
Carlyle Group, Inc.	357	(1.35)%	538
Apartment Investment and Management Co. — Class A	2,635	(1.67)%	279
StepStone Group, Inc. — Class A	149	(0.61)%	191
Welltower, Inc.	54	(0.61)%	(140)
Ellington Financial, Inc.	671	(0.64)%	(328)
SLM Corp.	449	(1.08)%	(552)
CBRE Group, Inc. — Class A	156	(1.61)%	(701)
Flushing Financial Corp.	990	(0.86)%	(703)
Walker & Dunlop, Inc.	261	(1.35)%	(744)
Jefferies Financial Group, Inc.	232	(0.93)%	(1,278)
NewtekOne, Inc.	1,285	(1.06)%	(1,664)
CoStar Group, Inc.	244	(1.44)%	(1,783)
JPMorgan Chase & Co.	74	(1.58)%	(1,837)
KeyCorp	1,326	(1.70)%	(1,982)
State Street Corp.	211	(1.65)%	(2,179)
Goldman Sachs Group, Inc.	24	(1.25)%	(2,595)
Radian Group, Inc.	642	(1.70)%	(2,741)

24 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2025
MULTI-HEDGE STRATEGIES FUND

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
American Healthcare REIT, Inc.	570	(1.54)%	$(3,728)
Total Financial			36,648

Energy
Core Laboratories, Inc.	1,081	(0.91)%	9,726
Oceaneering International, Inc.	810	(1.23)%	2,750
Bristow Group, Inc.	721	(1.75)%	(544)
BKV Corp.	530	(0.94)%	(1,176)
PBF Energy, Inc. — Class A	757	(1.20)%	(1,226)
Antero Resources Corp.	458	(1.36)%	(1,286)
Delek US Holdings, Inc.	617	(0.96)%	(1,573)
Expand Energy Corp.	94	(0.81)%	(1,599)
Total Energy			5,072

Industrial
Smurfit WestRock plc	500	(1.58)%	4,049
Knife River Corp.	151	(0.91)%	2,200
Graphic Packaging Holding Co.	852	(1.32)%	934
Clearwater Paper Corp.	186	(0.37)%	447
Martin Marietta Materials, Inc.	13	(0.52)%	14
Tetra Tech, Inc.	316	(0.83)%	(169)
CECO Environmental Corp.	263	(0.55)%	(393)
Enviri Corp.	969	(0.62)%	(541)
Jacobs Solutions, Inc.	122	(1.18)%	(695)
Ball Corp.	400	(1.65)%	(751)
Forward Air Corp.	276	(0.50)%	(1,977)
TriMas Corp.	677	(1.42)%	(3,371)
Total Industrial			(253)

Communications
Hims & Hers Health, Inc.	107	(0.39)%	623
Total MS Long/Short Equity Short Custom Basket			$54,899

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Consolidated Statement of Assets and Liabilities.
***	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 4
††	Value determined based on Level 2 inputs — See Note 4.
†††	Value determined based on Level 3 inputs — See Note 4.
[1]	All or a portion of this security is pledged as short security collateral at June 30, 2025.
[2]	All or a portion of this security is on loan at June 30, 2025 — See Note 7.
[3]	Affiliated issuer.
[4]	Rate indicated is the effective yield at the time of purchase.
[5]	All or a portion of this security is pledged as futures collateral at June 30, 2025.
[6]	Repurchase Agreements — See Note 6.
[7]	Securities lending collateral — See Note 7.
[8]	Rate indicated is the 7-day yield as of June 30, 2025.
ADR — American Depositary Receipt
MS — Morgan Stanley Capital Services LLC
plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 25

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2025
MULTI-HEDGE STRATEGIES FUND

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2025 (See Note 4 in the Notes to Consolidated Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices		Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Common Stocks	$5,975,333		$—	$—		$5,975,333
Rights	—	*	—	—	*	—
Mutual Funds	3,965,662		—	—		3,965,662
Closed-End Mutual Funds	786,071		—	—		786,071
U.S. Treasury Bills	—		1,019,677	—		1,019,677
Repurchase Agreements	—		3,312,505	—		3,312,505
Securities Lending Collateral	116,297		—	—		116,297
Commodity Futures Contracts**	17,234		—	—		17,234
Interest Rate Futures Contracts**	12,629		1,466	—		14,095
Currency Futures Contracts**	6,393		—	—		6,393
Equity Futures Contracts**	2,542		—	—		2,542
Equity Custom Basket Swap Agreements**	—		317,465	—		317,465
Total Assets	$10,882,161		$4,651,113	$—		$15,533,274

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks Sold Short	$1,387,383	$—	$—	$1,387,383
Exchange-Traded Funds Sold Short	801,979	—	—	801,979
Currency Futures Contracts**	39,201	—	—	39,201
Commodity Futures Contracts**	26,781	—	—	26,781
Interest Rate Futures Contracts**	5,710	2,387	—	8,097
Equity Futures Contracts**	2,166	—	—	2,166
Total Liabilities	$2,263,220	$2,387	$—	$2,265,607

*	Includes securities with a market value of $0.
**	This derivative is reported as unrealized appreciation/depreciation at period end.

26 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2025
MULTI-HEDGE STRATEGIES FUND

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated person, as defined in the Investment Company Act of 1940 (“affiliated issuer”).

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III (collectively, the “Guggenheim Strategy Funds”), each of which are open-end management investment companies managed by GI. The Guggenheim Strategy Funds, which launched on March 11, 2014, are offered as short-term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Guggenheim Strategy Funds pay no investment management fees. The Guggenheim Strategy Funds’ annual report on Form N-CSR dated September 30, 2024 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000139834424022509/fp0090292-6_ncsrixbrl.htm. The Fund also may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended June 30, 2025, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/24	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 06/30/25	Shares 06/30/25	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$4,493,228	$—	$(3,250,000)	$698	$4,057	$1,247,983	50,160	$60,599
Guggenheim Strategy Fund III	1,669,953	—	(725,000)	(1,672)	3,660	946,941	37,923	31,559
Guggenheim Ultra Short Duration Fund — Institutional Class	3,725,902	—	(1,965,000)	20,189	(10,353)	1,770,738	176,193	53,799
	$9,889,083	$—	$(5,940,000)	$19,215	$(2,636)	$3,965,662		$145,957

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 27

MULTI-HEDGE STRATEGIES FUND

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2025

Assets:
Investments in unaffiliated issuers, at value - including $113,223 of securities loaned (cost $7,753,636)	$7,897,378
Investments in affiliated issuers, at value (cost $3,940,084)	3,965,662
Repurchase agreements, at value (cost $3,312,505)	3,312,505
Cash	2,249,751
Segregated cash with broker	549,575
Unrealized appreciation on OTC swap agreements	317,465
Receivables:
Dividends	16,926
Securities sold	2,930
Interest	403
Fund shares sold	68
Securities lending income	30
Other assets	4,597
Total assets	18,317,290

Liabilities:
Securities sold short, at value (proceeds $2,278,686)	2,189,362
Payable for:
Return of securities lending collateral	116,297
Fund shares redeemed	34,607
Variation margin on futures contracts	29,247
Swap settlement	14,610
Management fees	14,275
Distribution and service fees	1,302
Trustees’ fees*	239
Miscellaneous	6,436
Total liabilities	2,406,375
Net assets	$15,910,915

Net assets consist of:
Paid in capital	$27,661,500
Total distributable earnings (loss)	(11,750,585)
Net assets	$15,910,915
Class A:
Net assets	$2,344,553
Capital shares outstanding	96,648
Net asset value per share	$24.26
Maximum offering price per share (Net asset value divided by 95.25%)	$25.47
Class C:
Net assets	$175,048
Capital shares outstanding	7,930
Net asset value per share	$22.07
Class P:
Net assets	$3,439,558
Capital shares outstanding	141,173
Net asset value per share	$24.36
Institutional Class:
Net assets	$9,951,756
Capital shares outstanding	400,478
Net asset value per share	$24.85

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

28 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

MULTI-HEDGE STRATEGIES FUND

CONSOLIDATED STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended June 30, 2025

Investment Income:
Dividends from securities of unaffiliated issuers (net of foreign withholding tax of $147)	$98,466
Dividends from securities of affiliated issuers	145,957
Interest	170,570
Income from securities lending, net	360
Interest related to securities sold short	77,163
Total investment income	492,516

Expenses:
Management fees	152,296
Distribution and service fees:
Class A	3,132
Class C	1,028
Class P	5,259
Short sales dividend expense	54,523
Miscellaneous	4,090
Total expenses	220,328
Less:
Expenses waived by Adviser	(7,938)
Net expenses	212,390
Net investment income	280,126

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	851,819
Investments in affiliated issuers	19,215
Investments in unaffiliated issuers sold short	(481,272)
Swap agreements	145,867
Futures contracts	(506,126)
Foreign currency transactions	(8,089)
Net realized gain	21,414
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(339,142)
Investments in affiliated issuers	(2,636)
Investments in unaffiliated issuers sold short	307,632
Swap agreements	(326,852)
Futures contracts	(446,995)
Foreign currency translations	(471)
Net change in unrealized appreciation (depreciation)	(808,464)
Net realized and unrealized loss	(787,050)
Net decrease in net assets resulting from operations	$(506,924)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 29

MULTI-HEDGE STRATEGIES FUND

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
Increase (Decrease) in Net Assets from Operations:
Net investment income	$280,126	$1,598,315
Net realized gain (loss) on investments	21,414	(375,474)
Net change in unrealized appreciation (depreciation) on investments	(808,464)	(3,066,406)
Net decrease in net assets resulting from operations	(506,924)	(1,843,565)

Distributions to shareholders:
Class A	—	(80,544)
Class C	—	(4,423)
Class P	—	(143,238)
Institutional Class	—	(1,177,035)
Total distributions to shareholders	—	(1,405,240)

Capital share transactions:
Proceeds from sale of shares
Class A	60,611	270,196
Class C	—	152,838
Class P	242,532	622,943
Institutional Class	784,776	12,803,992
Distributions reinvested
Class A	—	74,318
Class C	—	4,232
Class P	—	142,335
Institutional Class	—	1,177,035
Cost of shares redeemed
Class A	(427,319)	(843,065)
Class C	(128,180)	(719,459)
Class P	(1,767,737)	(1,392,348)
Institutional Class	(27,934,148)	(48,380,941)
Net decrease from capital share transactions	(29,169,465)	(36,087,924)
Net decrease in net assets	(29,676,389)	(39,336,729)

Net assets:
Beginning of period	45,587,304	84,924,033
End of period	$15,910,915	$45,587,304

Capital share activity:
Shares sold
Class A	2,466	10,232
Class C	—	6,270
Class P	9,800	23,192
Institutional Class	31,211	468,290
Shares issued from reinvestment of distributions
Class A	—	2,946
Class C	—	184
Class P	—	5,617
Institutional Class	—	45,586
Shares redeemed
Class A	(17,481)	(31,837)
Class C	(5,687)	(30,209)
Class P	(73,863)	(51,631)
Institutional Class	(1,102,671)	(1,796,642)
Net decrease in shares	(1,156,225)	(1,348,002)

30 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

CONSOLIDATED FINANCIAL HIGHLIGHTS
MULTI-HEDGE STRATEGIES FUND

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

Class A	Six Months Ended June 30, 2025[a]	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Per Share Data
Net asset value, beginning of period	$24.83	$26.46	$26.16	$27.52	$25.89	$24.36
Income (loss) from investment operations:
Net investment income (loss)[b]	.25	.52	.54	.09	(.14)	(.10)
Net gain (loss) on investments (realized and unrealized)	(.82)	(1.43)	.59	(1.01)	1.98	1.90
Total from investment operations	(.57)	(.91)	1.13	(.92)	1.84	1.80
Less distributions from:
Net investment income	—	(.72)	(.83)	(.44)	(.21)	(.27)
Total distributions	—	(.72)	(.83)	(.44)	(.21)	(.27)
Net asset value, end of period	$24.26	$24.83	$26.46	$26.16	$27.52	$25.89

Total Return[c]	(2.30%)	(3.58%)	4.27%	(3.47%)	7.17%	7.39%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,345	$2,772	$3,448	$3,915	$4,593	$4,019
Ratios to average net assets:
Net investment income (loss)	2.05%	1.95%	2.04%	0.32%	(0.52%)	(0.40%)
Total expenses[d]	1.90%	1.94%	1.85%	1.80%	2.18%	1.93%
Net expenses[e,f]	1.83%	1.88%	1.79%	1.76%	2.11%	1.87%
Portfolio turnover rate	75%	164%	197%	203%	205%	248%

Class C	Six Months Ended June 30, 2025[a]	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Per Share Data
Net asset value, beginning of period	$22.67	$24.00	$23.90	$25.25	$23.75	$22.36
Income (loss) from investment operations:
Net investment income (loss)[b]	.14	.29	.32	(.09)	(.32)	(.27)
Net gain (loss) on investments (realized and unrealized)	(.74)	(1.31)	.53	(.94)	1.82	1.75
Total from investment operations	(.60)	(1.02)	.85	(1.03)	1.50	1.48
Less distributions from:
Net investment income	—	(.31)	(.75)	(.32)	—	(.09)
Total distributions	—	(.31)	(.75)	(.32)	—	(.09)
Net asset value, end of period	$22.07	$22.67	$24.00	$23.90	$25.25	$23.75

Total Return[c]	(2.65%)	(4.31%)	3.46%	(4.16%)	6.32%	6.57%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$175	$309	$897	$621	$488	$1,206
Ratios to average net assets:
Net investment income (loss)	1.25%	1.19%	1.31%	(0.35%)	(1.26%)	(1.18%)
Total expenses[d]	2.65%	2.69%	2.60%	2.56%	2.93%	2.68%
Net expenses[e,f]	2.58%	2.63%	2.54%	2.51%	2.86%	2.62%
Portfolio turnover rate	75%	164%	197%	203%	205%	248%

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 31

CONSOLIDATED FINANCIAL HIGHLIGHTS (continued)
MULTI-HEDGE STRATEGIES FUND

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

Class P	Six Months Ended June 30, 2025[a]	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Per Share Data
Net asset value, beginning of period	$24.93	$26.57	$26.25	$27.61	$25.97	$24.42
Income (loss) from investment operations:
Net investment income (loss)[b]	.25	.52	.54	.10	(.15)	(.10)
Net gain (loss) on investments (realized and unrealized)	(.82)	(1.44)	.60	(1.04)	2.00	1.90
Total from investment operations	(.57)	(.92)	1.14	(.94)	1.85	1.80
Less distributions from:
Net investment income	—	(.72)	(.82)	(.42)	(.21)	(.25)
Total distributions	—	(.72)	(.82)	(.42)	(.21)	(.25)
Net asset value, end of period	$24.36	$24.93	$26.57	$26.25	$27.61	$25.97

Total Return	(2.29%)	(3.61%)	4.25%	(3.44%)	7.16%	7.40%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,440	$5,117	$6,060	$9,105	$10,100	$7,676
Ratios to average net assets:
Net investment income (loss)	2.04%	1.95%	2.02%	0.38%	(0.53%)	(0.39%)
Total expenses[d]	1.90%	1.94%	1.85%	1.80%	2.18%	1.93%
Net expenses[e,f]	1.83%	1.88%	1.79%	1.76%	2.12%	1.87%
Portfolio turnover rate	75%	164%	197%	203%	205%	248%

32 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

CONSOLIDATED FINANCIAL HIGHLIGHTS (concluded)
MULTI-HEDGE STRATEGIES FUND

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

Institutional Class	Six Months Ended June 30, 2025[a]	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Per Share Data
Net asset value, beginning of period	$25.40	$27.05	$26.71	$28.09	$26.41	$24.83
Income (loss) from investment operations:
Net investment income (loss)[b]	.28	.60	.62	.18	(.08)	(.04)
Net gain (loss) on investments (realized and unrealized)	(.83)	(1.47)	.60	(1.06)	2.03	1.94
Total from investment operations	(.55)	(.87)	1.22	(.88)	1.95	1.90
Less distributions from:
Net investment income	—	(.78)	(.88)	(.50)	(.27)	(.32)
Total distributions	—	(.78)	(.88)	(.50)	(.27)	(.32)
Net asset value, end of period	$24.85	$25.40	$27.05	$26.71	$28.09	$26.41

Total Return	(2.17%)	(3.36%)	4.51%	(3.22%)	7.43%	7.70%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$9,952	$37,389	$74,519	$109,405	$55,461	$37,470
Ratios to average net assets:
Net investment income (loss)	2.25%	2.20%	2.28%	0.66%	(0.27%)	(0.15%)
Total expenses[d]	1.65%	1.69%	1.60%	1.55%	1.92%	1.68%
Net expenses[e,f]	1.58%	1.63%	1.54%	1.51%	1.87%	1.62%
Portfolio turnover rate	75%	164%	197%	203%	205%	248%

[a]	Unaudited figures for the period ended June 30, 2025. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges.
[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[f]	Excluding interest and/or dividend expense related to short sales, the net expense ratios for the periods presented would be:

	06/30/25[a]	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Class A	1.40%	1.41%	1.40%	1.40%	1.41%	1.37%
Class C	2.15%	2.16%	2.14%	2.15%	2.16%	2.12%
Class P	1.40%	1.41%	1.40%	1.40%	1.41%	1.37%
Institutional Class	1.15%	1.16%	1.14%	1.15%	1.16%	1.12%

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 33

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)

Note 1 – Organization, Consolidation of Subsidiaries and Significant Accounting Policies

Organization

Rydex Series Funds (the “Trust”), a Delaware statutory trust, is registered with the U.S. Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940 (the ”1940 Act”), as an open-ended investment company. The Trust consists of multiple series. Each series represents a separate fund (each, a “Fund” and collectively, the “Funds). The Trust may issue an unlimited number of authorized shares. The Trust accounts for the assets of each Fund separately.

The Trust offers a combination of seven separate classes of shares: Investor Class shares, Class A shares, Class C shares, Class H shares, Class P shares, Institutional Class shares and Money Market Class shares. Sales of shares of each Class are made without a front-end sales charge at the net asset value per share (“NAV”), with the exception of Class A shares. Class A shares are sold at the NAV, plus the applicable front-end sales charge. The sales charge varies depending on the amount purchased, but will not exceed 4.75%. Class A share purchases of $1 million or more are exempt from the front-end sales charge but have a 1% contingent deferred sales charge (“CDSC”) if shares are redeemed within 12 months of purchase. Class C shares have a 1% CDSC if shares are redeemed within 12 months of purchase. Class C shares of each Fund automatically convert to Class A shares of the same Fund on or about the 10th day of the month following the 8-year anniversary of the purchase of the Class C shares. This conversion will be executed without any sales charge, fee or other charge. After the conversion is completed, the shares will be subject to all features and expenses of Class A shares. Institutional Class shares are offered primarily for direct investment by institutions such as pension and profit sharing plans, endowments, foundations and corporations. Institutional Class shares require a minimum initial investment of $2 million and a minimum account balance of $1 million. At June 30, 2025, the Trust consisted of fifty-one Funds.

This report covers the following Funds:

Fund Name	Diversification Status
Commodities Strategy Fund	Non-diversified
Managed Futures Strategy Fund	Diversified
Multi-Hedge Strategies Fund	Diversified

At June 30, 2025, Class A, Class C and Class H shares are offered by the Commodities Strategy Fund and Class A, Class C, Class P and Institutional Class shares are offered by the Managed Futures Strategy Fund and the Multi-Hedge Strategies Fund.

The Commodities Strategy Fund is designed and operated to accommodate frequent trading by shareholders and, unlike most mutual funds, offers unlimited exchange privileges with no minimum holding periods or transactions fees, which may cause the Fund to experience high portfolio turnover.

Security Investors, LLC (the “Adviser”), which operates under the name Guggenheim Investments (“GI”), provides advisory services to the Funds. Guggenheim Funds Distributors, LLC (“GFD”) serves as distributor of the Funds’ shares. GI and GFD are affiliated entities.

Consolidation of Subsidiaries

The consolidated financial statements of each Fund include the accounts of a wholly-owned and controlled Cayman Islands subsidiary (each, a “Subsidiary” and collectively, the “Subsidiaries”). Significant inter-company accounts and transactions have been eliminated in consolidation for the Funds.

Each Fund may invest up to 25% of its total assets in its respective Subsidiary, which is intended to provide the Fund with exposure to certain investments consistent with the Fund’s investment objective and policies while enabling the Fund to satisfy source-of-income requirements that apply to regulated investment companies (“RICs”) under the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”).

A summary of each Fund’s investment in its respective Subsidiary is as follows:

Fund	Inception Date of Subsidiary	Subsidiary Net Assets at June 30, 2025	% of Net Assets of the Fund at June 30, 2025
Commodities Strategy Fund	09/08/09	$1,307,667	19.6%
Managed Futures Strategy Fund	05/01/08	3,452,863	17.8%
Multi-Hedge Strategies Fund	09/18/09	472,604	3.0%

Significant Accounting Policies

The Funds operate as investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported

34 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(continued)

amount of assets and liabilities, contingent assets and liabilities at the date of the consolidated financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

The NAV of each share class of each Fund is calculated by dividing the current value of the Fund’s securities and other assets, less all liabilities attributable to the share class by the number of outstanding shares of the share class on the specified date.

(a) Valuation of Investments

The Board of Trustees of the Trust (the “Board”) has adopted policies and procedures for the valuation of the Funds’ investments (the “Fund Valuation Procedures”).

Pursuant to Rule 2a-5 under the 1940 Act, the Board designated the Adviser as the valuation designee to perform fair valuation determinations for the Funds with respect to all Fund investments and/or other assets. As the Funds’ valuation designee pursuant to Rule 2a-5, the Adviser has adopted separate procedures (the “Valuation Designee Procedures” and collectively with the Fund Valuation Procedures, the “Valuation Procedures”) reasonably designed to prevent violations of the requirements of Rule 2a-5 and Rule 31a-4 under the 1940 Act. The Adviser, in its role as valuation designee, utilizes the assistance of a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), in determining the fair value of the Funds’ securities and/or other assets. The Valuation Procedures may be amended and potentially adversely affected as the Funds seek to comply with regulations that apply to the valuation practices of registered investment companies.

Valuations of the Funds’ securities and other assets are supplied primarily by independent third-party pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Adviser, with the assistance of the Valuation Committee, convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued. The Adviser, consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly reviews the appropriateness of the inputs, methods, models and assumptions employed by the independent third-party pricing services.

If the independent third-party pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Adviser.

Equity securities listed or traded on a recognized U.S. securities exchange or the Nasdaq Stock Market (“NASDAQ”) will generally be valued on the basis of the last sale price on the primary U.S. exchange or market on which the security is listed or traded; provided, however, that securities listed on NASDAQ will be valued at the NASDAQ official closing price, which may not necessarily represent the last sale price.

Open-end investment companies are valued at their NAV as of the close of business, on the valuation date. Exchange-traded funds and listed closed-end investment companies are generally valued at the last quoted sale price.

U.S. Government securities are valued by independent third-party pricing services, using the last traded fill price, or at the reported bid price at the close of business on the valuation date.

Repurchase agreements are generally valued at amortized cost, provided such amounts approximate market value.

Commercial paper and discount notes with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker-dealer supplied valuations or are obtained from independent third-party pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Commercial paper and discount notes with a maturity of 60 days or less at acquisition are valued at amortized cost, unless the Adviser concludes that amortized cost does not represent the fair value of the applicable asset in which case it will be valued using an independent third-party pricing service.

Futures contracts are valued on the basis of the last sale price as of 4:00 p.m. on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the official settlement price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation of the underlying securities would provide a more accurate valuation of the futures contract.

Swap agreements entered into by a Fund are generally valued using an evaluated price provided by an independent third-party pricing service.

In general, portfolio securities and assets of a Fund will be valued on the basis of readily available market quotations at their current market value. With respect to portfolio securities and assets of a Fund for which market quotations are not readily available, or deemed unreliable by the Adviser, the Fund will fair value those securities and assets in good faith in accordance with the Valuation Procedures. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s or liability’s) “fair value.” Fair value represents a good faith approximation of the value of a security. Fair value determinations may be based on limited inputs and involve the consideration

THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 35

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(continued)

of a number of subjective factors, an analysis of applicable facts and circumstances, and the exercise of judgment. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information analysis. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined by other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a portfolio security or asset at the price a Fund may reasonably expect to receive upon its sale in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that a Fund could reasonably expect to receive upon the sale of the portfolio security or asset.

(b) U.S. Government and Agency Obligations

Certain U.S. Government and Agency Obligations are traded on a discount basis; the interest rates shown on the Funds’ Consolidated Schedules of Investments reflect the effective rates paid at the time of purchase by the Funds. Other securities bear interest at the rates shown, payable at fixed dates through maturity.

(c) Short Sales

When a Fund engages in a short sale of a security, an amount equal to the proceeds is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the market value of the short sale. The Fund maintains a segregated account of cash and/or securities as collateral for short sales.

Fees, if any, paid to brokers to borrow securities in connection with short sales are recorded as interest expense. In addition, the Fund must pay out the dividend rate of the equity or coupon rate of the obligation to the lender and record this as an expense. Short dividend or interest expense is a cost associated with the investment objective of short sales transactions, rather than an operational cost associated with the day-to-day management of any mutual fund. The Fund may also receive rebate income from the broker resulting from the investment of the proceeds from securities sold short.

(d) Futures Contracts

Upon entering into a futures contract, a Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is affected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

(e) Swap Agreements

Swap agreements are marked-to-market daily and the change, if any, is recorded as unrealized appreciation or depreciation. Payments received or made as a result of an agreement or termination of an agreement are recognized as realized gains or losses.

Upon entering into certain centrally-cleared swap transactions, a Fund is required to deposit with its clearing broker an amount of cash or securities as an initial margin. Subsequent variation margin receipts or payments are received or made by the Fund depending on fluctuations in the fair value of the reference entity and are recorded by the Fund as unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

(f) Currency Translations

The accounting records of the Funds are maintained in U.S. dollars. All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at prevailing exchange rates. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Funds to foreign government exchange restrictions, expropriation, taxation, or other political, social, geopolitical or economic developments, all of which could affect the market and/or credit risk of the investments.

The Funds do not isolate that portion of the results of operations resulting from changes in the foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized gain or loss and unrealized appreciation or depreciation on investments.

Reported net realized foreign exchange gains and losses arise from sales of foreign currencies and currency gains or losses realized between the trade and settlement dates on investment

36 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(continued)

transactions. Net unrealized appreciation and depreciation arise from changes in the fair values of assets and liabilities other than investments in securities at the fiscal period end, resulting from changes in exchange rates.

(g) Foreign Taxes

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and reflected in their Consolidated Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income and foreign taxes on capital gains from sales of investments are included with the net realized gain (loss) on investments. Foreign taxes payable or deferred as of June 30, 2025, if any, are disclosed in the Funds’ Consolidated Statements of Assets and Liabilities.

(h) Security Transactions

Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as a reduction to cost if the securities are still held and as realized gains if no longer held in the respective Fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries, if any. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discounts, is accrued on a daily basis. Dividend income from Real Estate Investment Trusts (“REITs”) is recorded based on the income included in the distributions received from the REIT investments using published REIT classifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to realized gains. The actual amounts of income, return of capital, and realized gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

(i) Distributions

Distributions of net investment income and distributions of net realized gains, if any, are declared and paid at least annually. Dividends are reinvested in additional shares unless shareholders request payment in cash. Distributions are recorded on the ex-dividend date and are determined in accordance with U.S. federal income tax regulations which may differ from U.S. GAAP.

(j) Class Allocations

Interest and dividend income, most expenses, all realized gains and losses, and all unrealized appreciation and depreciation are allocated across share classes based upon the value of the outstanding shares in each share class. Certain costs, such as distribution and service fees are charged directly to specific share classes. In addition, certain expenses have been allocated to the individual Funds in the Trust based on the respective net assets of each Fund included in the Trust.

(k) Cash

The Funds may leave cash overnight in their cash account with their custodian. Periodically, a Fund may have cash due to their custodian bank as an overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate, which was 4.33% at June 30, 2025.

(l) Indemnifications

Under the Trust’s organizational documents, the Trustees and Officers of the Trust are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, throughout the normal course of business, the Trust, on behalf of the Funds, enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

Note 2 – Financial Instruments and Derivatives

As part of their investment strategies, the Funds may utilize short sales and a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk and risks in excess of amounts recognized on the Funds’ Consolidated Statements of Assets and Liabilities. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1 of these Notes to Consolidated Financial Statements.

Short Sales

A short sale is a transaction in which a Fund sells a security it does not own. If the security sold short decreases in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security increases in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.

THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 37

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(continued)

Derivatives

Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used for investment purposes (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to seek to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.

The Funds may utilize derivatives for the following purposes:

Duration: the use of an instrument to manage the interest rate risk of a portfolio.

Hedge: an investment made in order to reduce the risk of adverse price movements in a security, by taking an offsetting position to protect against broad market moves.

Index Exposure: the use of an instrument to obtain exposure to a listed or other type of index.

Leverage: gaining total exposure to equities or other assets on the long and short sides at greater than 100% of invested capital.

Liquidity: the ability to buy or sell exposure with little price/market impact.

Speculation: the use of an instrument to express macro-economic and other investment views.

If a Fund’s investment strategy consistently involves applying leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index or other asset. In addition, because an investment in derivative instruments generally requires a small investment relative to the amount of investment exposure assumed, an opportunity for increased net income is created; but, at the same time, leverage risk will increase. A Fund’s use of leverage, through borrowings or instruments such as derivatives, may cause an investment in the Fund to be more volatile and riskier than if the Fund had not been leveraged.

Futures Contracts

A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instruments at a set price for delivery at a future date. There are significant risks associated with a Fund’s use of futures contracts, including (i) there may be an imperfect or no correlation between the changes in market value of the underlying asset and the prices of futures contracts; (ii) there may not be a liquid secondary market for a futures contract; (iii) trading restrictions or limitations may be imposed by an exchange; and (iv) government regulations may restrict trading in futures contracts. When investing in futures, there is minimal counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. Cash deposits are shown as segregated cash with broker on the Funds’ Consolidated Statements of Assets and Liabilities; securities held as collateral are noted on the Funds’ Consolidated Schedules of Investments.

The following table represents the Funds’ use and volume of futures on a monthly basis:

		Average Notional Amount
Fund	Use	Long	Short
Commodities Strategy Fund	Index exposure, Liquidity	$4,790,627	$—
Managed Futures Strategy Fund	Hedge, Leverage, Liquidity, Speculation	47,268,934	34,990,219
Multi-Hedge Strategies Fund	Duration, Hedge, Index exposure, Leverage, Liquidity, Speculation	28,581,657	21,180,803

38 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(continued)

Swap Agreements

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. When utilizing over-the-counter (“OTC”) swaps, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying asset declines in value. Certain standardized swaps are subject to mandatory central clearing and are executed on a multi-lateral or other trade facility platform, such as a registered exchange. There is limited counterparty credit risk with respect to centrally-cleared swaps as the transaction is facilitated through a central clearinghouse, much like exchange-traded futures contracts. For a Fund utilizing centrally-cleared swaps, the exchange bears the risk of loss resulting from a counterparty not being able to pay. There is no guarantee that a Fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

Custom basket swaps involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset (such as a custom basket of securities) for a fixed or variable interest rate. Custom basket swaps will usually be computed based on the current value of the reference asset as of the close of regular trading on the NYSE or other exchange, with the swap value being adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreement. When utilizing custom basket swaps, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying reference asset declines in value.

The following table represents the Funds’ use and volume of custom basket swaps on a monthly basis:

		Average Notional Amount
Fund	Use	Long	Short
Multi-Hedge Strategies Fund	Hedge, Index exposure, Leverage, Liquidity, Speculation	$12,206,217	$10,187,886

Derivative Investment Holdings Categorized by Risk Exposure

The following is a summary of the location of derivative investments on the Funds’ Consolidated Statements of Assets and Liabilities as of
June 30, 2025:

Derivative Investment Type	Asset Derivatives	Liability Derivatives
Commodity/Currency/Equity/Interest rate futures contracts	—	Variation margin on futures contracts
Equity swap agreements	Unrealized appreciation on OTC swap agreements	—

The following tables set forth the fair value of the Funds’ derivative investments categorized by primary risk exposure at June 30, 2025:

Asset Derivative Investments Value
Fund	Futures Equity Risk*	Swaps Equity Risk	Futures Foreign Currency Exchange Risk*	Futures Interest Rate Risk*	Futures Commodity Risk*	Total Value at June 30, 2025
Managed Futures Strategy Fund	$109,773	$—	$89,368	$71,369	$111,153	$381,663
Multi-Hedge Strategies Fund	2,542	317,465	6,393	14,095	17,234	357,729

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(continued)

Liability Derivative Investments Value
Fund	Futures Equity Risk*	Swaps Equity Risk	Futures Foreign Currency Exchange Risk*	Futures Interest Rate Risk*	Futures Commodity Risk*	Total Value at June 30, 2025
Commodities Strategy Fund	$—	$—	$—	$—	$132,326	$132,326
Managed Futures Strategy Fund	62,151	—	2,047	18,456	157,982	240,636
Multi-Hedge Strategies Fund	2,166	—	39,201	8,097	26,781	76,245

*

Includes cumulative appreciation (depreciation) of exchange-traded, OTC and centrally-cleared derivatives contracts as reported on the Funds’ Consolidated Schedules of Investments. For exchange-traded and centrally-cleared derivatives, variation margin is reported within the Funds’ Consolidated Statements of Assets and Liabilities.

The following is a summary of the location of derivative investments on the Funds’ Consolidated Statements of Operations for the period ended June 30, 2025:

Derivative Investment Type	Location of Gain (Loss) on Derivatives
Commodity/Currency/Equity/Interest rate futures contracts	Net realized gain (loss) on futures contracts
Net change in unrealized appreciation (depreciation) on futures contracts
Equity swap agreements	Net realized gain (loss) on swap agreements
Net change in unrealized appreciation (depreciation) on swap agreements

The following is a summary of the Funds’ realized gain (loss) and change in unrealized appreciation (depreciation) on derivative investments recognized on the Funds’ Consolidated Statements of Operations categorized by primary risk exposure for the period ended June 30, 2025:

Realized Gain (Loss) on Derivative Investments Recognized on the Consolidated Statements of Operations
Fund	Futures Equity Risk	Swaps Equity Risk	Futures Foreign Currency Exchange Risk	Futures Interest Rate Risk	Futures Commodity Risk	Total
Commodities Strategy Fund	$—	$—	$—	$—	$17,583	$17,583
Managed Futures Strategy Fund	138,459	—	(239,293)	(1,220,611)	274,046	(1,047,399)
Multi-Hedge Strategies Fund	(220,035)	145,867	(273)	(144,053)	(141,765)	(360,259)

Change in Unrealized Appreciation (Depreciation) on Derivative Investments Recognized on the Consolidated Statements of Operations
Fund	Futures Equity Risk	Swaps Equity Risk	Futures Foreign Currency Exchange Risk	Futures Interest Rate Risk	Futures Commodity Risk	Total
Commodities Strategy Fund	$—	$—	$—	$—	$(229,795)	$(229,795)
Managed Futures Strategy Fund	260,780	—	(381,773)	(20,829)	(204,387)	(346,209)
Multi-Hedge Strategies Fund	28,239	(326,852)	(138,882)	(117,113)	(219,239)	(773,847)

In conjunction with short sales and the use of derivative instruments, the Funds are required to maintain collateral in various forms. Depending on the financial instrument utilized and the broker involved, the Funds use margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or repurchase agreements allocated to the Funds as collateral.

The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions rated/identified as investment grade or better. The Trust monitors the counterparty credit risk associated with each such financial institution.

40 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT

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Note 3 – Offsetting

In the normal course of business, the Funds enter into transactions subject to enforceable master netting arrangements or other similar arrangements. Generally, the right to offset in those agreements allows the Funds to counteract the exposure to a specific counterparty with collateral received from or delivered to that counterparty based on the terms of the arrangements. These arrangements provide for the right to liquidate upon the occurrence of an event of default, credit event upon merger or additional termination event.

In order to better define their contractual rights and to secure rights that will help the Funds mitigate their counterparty risk, the Funds may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with their derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a fund and a counterparty that governs OTC derivatives, including foreign exchange contracts, and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.

For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds and the counterparty. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, are reported separately on the Funds’ Consolidated Statements of Assets and Liabilities as segregated cash with broker/receivable for variation margin, or payable for swap settlement/variation margin. Cash and/or securities pledged or received as collateral by the Funds in connection with an OTC derivative subject to an ISDA Master Agreement generally may not be invested, sold or rehypothecated by the counterparty or the Funds, as applicable, absent an event of default under such agreement, in which case such collateral generally may be applied towards obligations due to and payable by such counterparty or the Funds, as applicable. Generally, the amount of collateral due from or to a counterparty must exceed a minimum transfer amount threshold (e.g., $300,000) before a transfer is required to be made. To the extent amounts due to the Funds from their counterparties are not fully collateralized, contractually or otherwise, the Funds bear the risk of loss from counterparty nonperformance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe to be of good standing and by monitoring the financial stability of those counterparties.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Funds’ Consolidated Statements of Assets and Liabilities.

The following table presents derivative financial instruments and secured financing transactions that are subject to enforceable netting arrangements:

					Gross Amounts Not Offset in the Consolidated Statements of Assets and Liabilities
Fund	Instrument	Gross Amounts of Recognized Assets[1]	Gross Amounts Offset in the Consolidated Statements of Assets and Liabilities	Net Amount of Assets Presented on the Consolidated Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Received	Net Amount
Multi-Hedge Strategies Fund	Custom basket swap agreements	$317,465	$—	$317,465	$—	$—	$317,465

[1]	Exchange-traded or centrally-cleared derivatives are excluded from these reported amounts.

THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 41

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(continued)

The Funds have the right to offset deposits against any related derivative liabilities outstanding with each counterparty with the exception of exchange-traded or centrally-cleared derivatives. The following table presents deposits held by others in connection with derivative investments as of June 30, 2025.

Fund	Counterparty	Asset Type	Cash Pledged	Cash Received
Commodities Strategy Fund	Goldman Sachs International	Futures contracts	$336,681	$—
Managed Futures Strategy Fund	Goldman Sachs International	Futures contracts	924,577	—
Multi-Hedge Strategies Fund	Goldman Sachs International	Futures contracts	549,575	—

Note 4 – Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 —	unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2 —	significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3	— significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

Rule 2a-5 sets forth a definition of “readily available market quotations,” which is consistent with the definition of a Level 1 input under U.S. GAAP. Rule 2a-5 provides that “a market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable.”

Securities for which market quotations are not readily available must be valued at fair value as determined in good faith. Accordingly, any security priced using inputs other than Level 1 inputs will be subject to fair value requirements. The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

The inputs or methodologies selected and applied for valuing securities or other assets are not necessarily an indication of the risk associated with investing in those securities. The suitability, appropriateness and accuracy of the techniques, methodologies and sources employed to determine fair valuation are periodically reviewed and subject to change.

Note 5 – Investment Advisory Agreement and Other Agreements

Under the terms of an investment advisory contract between the Trust, on behalf of the Funds, and the Adviser, the Funds pay GI investment advisory fees on a monthly basis calculated daily at the annualized rates below, based on the average daily net assets of the Funds:

Fund	Management Fees (as a % of Net Assets)
Commodities Strategy Fund	0.75%
Managed Futures Strategy Fund	0.90%
Multi-Hedge Strategies Fund	1.15%

42 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(continued)

When the aggregate assets of each series of the Trust (excluding the Managed Futures Strategy Fund and Multi-Hedge Strategies Fund) and each series of Rydex Dynamic Funds equal or exceed $10 billion, the advisory fee rate paid by each individual Fund (excluding the Managed Futures Strategy Fund and Multi-Hedge Strategies Fund) will be reduced in accordance with the asset level and breakpoint schedule set forth below.

Fund Assets Under Management	Fund Asset-Based Breakpoint Reductions
$500 million - $1 billion	0.025%
>$1 billion - $2 billion	0.050%
>$2 billion	0.075%

Each Fund invests in its respective Subsidiary. Each Subsidiary has entered into a separate advisory agreement with the Advisor for the management of that Subsidiary’s portfolio pursuant to which the Subsidiary pays the Advisor a management fee at the same rate that the Subsidiary’s corresponding Fund pays the Advisor for services provided to that Fund. The Advisor has contractually agreed to waive the management fee it receives from each Fund in an amount equal to the management fee paid to the Advisor by the Fund’s Subsidiary. Fees waived under this arrangement are not subject to reimbursement to GI. For the period ended June 30, 2025, the Commodities Strategy Fund, Managed Futures Strategy Fund and Multi-Hedge Strategies Fund waived $2,954, $20,424 and $4,878, respectively, related to advisory fees in their respective Subsidiaries.

For the Multi-Hedge Strategies Fund, GI has contractually agreed to pay all operating expenses of the Fund, excluding interest expense and taxes (expected to be de minimis), brokerage commissions and other expenses connected with the execution of portfolio transactions, short sales dividend and interest expense, and extraordinary expenses.

For the Commodities Strategy Fund, GI has agreed to waive and/or reimburse expenses in an amount equal to an annual percentage rate of 0.05% of the Fund’s average daily net assets. This fee waiver will be honored by the Adviser through May 1, 2026 and shall automatically renew for additional one-year terms, unless GI provides written notice to the Fund of the termination at least thirty days prior to the end of the then-current term. This agreement may be terminated at any time by the Fund’s Board upon sixty days’ written notice to the Adviser. In addition, the agreement will terminate automatically if the Advisory Agreement, with respect to the Fund, is terminated, with such termination effective upon the effective date of the termination of the Advisory Agreement.

GI pays operating expenses on behalf of the Trust, such as audit and accounting related services, legal services, custody, printing and mailing, among others, on a pass-through basis. Such expenses are allocated to various Funds within the complex based on relative net assets.

The Board has adopted separate Distribution Plans applicable to Class A shares, Class H shares and Class P shares of the Funds, pursuant to which GFD and other firms that provide distribution and/or shareholder services (“Service Providers”) may receive compensation. If a Service Provider provides distribution services, the Funds will pay distribution fees to GFD at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 of the 1940 Act. GFD, in turn, will pay the Service Provider out of its fees. GFD may, at its discretion, retain a portion of such payments to compensate itself for distribution services it performs.

The Board has adopted a separate Distribution and Shareholder Services Plan applicable to Class C shares that allows the Funds to pay annual distribution and service fees of 1.00% of the Funds’ Class C shares average daily net assets. The annual 0.25% service fee compensates a shareholder’s financial adviser for providing ongoing services to the shareholder. The annual distribution fee of 0.75% reimburses GFD for paying the shareholder’s financial adviser an ongoing sales commission. GFD advances the first year’s service and distribution fees to the financial adviser. GFD retains the service and distribution fees on accounts with no authorized dealer of record.

For the period ended June 30, 2025, GFD retained sales charges of $54,023 relating to sales of Class A shares of the Trust.

THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 43

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(continued)

If a Fund invests in a fund that is advised by the same adviser or an affiliated adviser, the investing Fund’s adviser has agreed to waive fees at the investing fund level to the extent necessary to offset the proportionate share of any management fee paid by each Fund with respect to its investment in such affiliated fund. Fee waivers will be calculated at the investing fund level without regard to any expense cap in effect for the investing fund. Fees waived under this arrangement are not subject to reimbursement to GI. For the period ended June 30, 2025, the following Funds waived fees related to investments in affiliated funds:

Fund	Amount Waived
Commodities Strategy Fund	$1,010
Managed Futures Strategy Fund	3,153
Multi-Hedge Strategies Fund	3,060

Certain trustees and officers of the Trust are also officers of GI and/or GFD. The Trust does not compensate its officers or trustees who are officers, directors and/or employees of GI or GFD.

MUFG Investor Services (US), LLC (“MUIS”) serves as the Funds’ administrator, transfer agent and accounting agent. As administrator, transfer agent and accounting agent, MUIS maintains the books and records of the Funds’ securities and cash. U.S. Bank, N.A. (“U.S. Bank”) serves as the Funds’ custodian. As custodian, U.S. Bank is responsible for the custody of the Funds’ assets. For providing the aforementioned services, MUIS and U.S. Bank are entitled to receive a monthly fee equal to an annual percentage of each Fund’s average daily net assets and out of pocket expenses.

Note 6 – Repurchase Agreements

The Funds transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury and U.S. government agencies. The joint account includes other funds in the Guggenheim complex not covered in this report. The collateral is in the possession of the Funds’ custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements. Each Fund holds a pro rata share of the collateral based on the dollar amount of the repurchase agreement entered into by each Fund.

At June 30, 2025, the repurchase agreements in the joint account were as follows:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
J.P. Morgan Securities LLC			U.S. Treasury Bond
4.37%			2.38%
Due 07/01/25	$141,840,802	$141,858,020	Due 05/15/51	$228,236,800	$144,677,653

Barclays Capital, Inc.			U.S. Treasury Notes
4.39%			4.00% - 4.63%
Due 07/01/25	61,204,241	61,211,704	Due 10/15/26 - 10/31/29	61,369,400	62,428,397

BofA Securities, Inc.			U.S. Treasury Strip
4.37%			0.00%
Due 07/01/25	59,100,334	59,107,508	Due 02/15/42	139,027,862	60,282,342

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. GI, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

44 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(continued)

Note 7 – Portfolio Securities Loaned

The Funds may lend their securities to approved brokers to earn additional income. Securities lending income shown on the Funds’ Consolidated Statements of Operations is shown net of rebates paid to the borrowers and earnings on cash collateral investments shared with the lending agent. Within this arrangement, the Funds act as the lender, U.S. Bank acts as the lending agent, and other approved registered broker dealers act as the borrowers. The Funds receive cash collateral, valued at 102% of the value of the securities on loan. Under the terms of the Funds’ securities lending agreement with U.S. Bank, cash collateral and proceeds are invested in the First American Government Obligations Fund — Class X. The Funds bear the risk of loss on cash collateral investments. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the Funds the next business day. Although the collateral mitigates the risk, the Funds could experience a delay in recovering their securities and a possible loss of income or value if the borrower fails to return the securities. The Funds have the right under the securities lending agreement to recover the securities from the borrower on demand, including if a Fund determines it would like to vote a security on loan. The Adviser will vote such securities where the benefit of voting outweighs the costs to the Fund or administrative inconvenience of retrieving securities then on loan. Securities lending transactions are accounted for as secured borrowings. The remaining contractual maturity of the securities lending agreement is overnight and continuous.

At June 30, 2025, the following Funds participated in securities lending transactions, which are subject to enforceable netting arrangements, as follows:

	Gross Amounts Not Offset in the Consolidated Statements of Assets and Liabilities			Securities Lending Collateral
Fund	Value of Securities Loaned	Collateral Received(a)	Net Amount	Cash Collateral Invested	Cash Collateral Uninvested	Total Collateral
Multi-Hedge Strategies Fund	$ 113,223	$(113,223)	$—	$116,297	$—	$116,297

(a)	Actual collateral received by the Fund is generally greater than the amount shown due to overcollateralization.

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. GI, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of such counterparties to evaluate potential risks.

Note 8 – Federal Income Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code, applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax or federal excise tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds’ tax positions taken, or to be taken, on U.S. federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds’ consolidated financial statements. The Funds’ U.S. federal income tax returns are subject to examination by the Internal Revenue Service (“IRS”) for a period of three years after they are filed.

If a Fund makes a distribution to its shareholders in excess of its current and accumulated “earnings and profits” in any taxable year, the excess distribution will be treated as a return of capital to the extent of each shareholder’s basis (for tax purposes) in its shares, and any distribution in excess of basis will be treated as capital gain. A return of capital is not taxable, but it reduces the shareholder’s basis in its shares, which reduces the loss (or increases the gain) on a subsequent taxable disposition by such shareholder of the shares.

THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 45

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(continued)

Each Fund intends to invest up to 25% of its assets in its respective Subsidiary, which is expected to provide the Fund with exposure to the commodities markets within the limitations of the U.S. federal income tax requirements under Subchapter M of the Internal Revenue Code. Each Fund has received a private letter ruling from the IRS that concludes that the income each Fund receives from its Subsidiary will constitute qualifying income for purposes of Subchapter M of the Internal Revenue Code. Each Subsidiary is classified as a corporation for U.S. federal income tax purposes. Foreign corporations, such as the Subsidiaries, will generally not be subject to U.S. federal income taxation unless they are deemed to be engaged in a U.S. trade or business. If, during a taxable year, a Subsidiary’s taxable losses (and other deductible items) exceed its income and gains, the net loss will not pass through to the respective Fund as a deductible amount for U.S. federal income tax purposes and cannot be carried forward to reduce future income from the Subsidiary in subsequent years.

At June 30, 2025, the cost of investments for U.S. federal income tax purposes, the aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost and the aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value, were as follows:

Fund	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Tax Unrealized Appreciation (Depreciation)
Commodities Strategy Fund	$6,976,170	$—	$(497,570)	$(497,570)
Managed Futures Strategy Fund	18,505,563	413,136	(240,642)	172,494
Multi-Hedge Strategies Fund	12,755,410	887,510	(375,253)	512,257

Note 9 – Securities Transactions

For the period ended June 30, 2025, the cost of purchases and proceeds from sales of investment securities, excluding government securities, short-term investments and derivatives, were as follows:

Fund	Purchases	Sales
Commodities Strategy Fund	$—	$—
Managed Futures Strategy Fund	—	—
Multi-Hedge Strategies Fund	16,344,695	27,599,078

The Funds are permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by a Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price. For the period ended June 30, 2025, the Funds did not engage in purchases and sales of securities pursuant to Rule 17a-7 of the 1940 Act.

Note 10 – Line of Credit

The Trust, along with other affiliated trusts, secured an uncommitted $200,000,000 line of credit from U.S. Bank, N.A. On November 18, 2024, a new line of credit agreement was entered into which expires on November 17, 2025. This line of credit is reserved for emergency or temporary purposes. Borrowings, if any, under this arrangement bear interest equal to the Prime Rate, minus 2%, which shall be paid monthly, averaging 5.50% for the period ended June 30, 2025. The Funds did not have any borrowings under this agreement as of and for the period ended June 30, 2025.

Note 11 – Reverse Share Split

Effective February 24, 2025, a one-for-five reverse share split occurred in the Commodities Strategy Fund. The effect of this transaction was to divide the number of outstanding shares of the Fund by five, resulting in a corresponding increase in the net asset value per share. The share transactions presented in the Fund’s Consolidated Statements of Changes in Net Assets and the per share data in the financial highlights reflect the reverse share split. There were no changes in net assets, results of operations or total return as a result of the transaction.

46 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(concluded)

Note 12 – Segment Reporting

An operating segment is defined in FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Officers of the Trust, subject to the oversight and supervision of the Board, serve as the CODM for the Funds.

Each of the Funds represents a single operating segment, as the CODM monitors the operating results of each Fund as a whole and each Fund’s long-term strategic asset allocation is pre-determined in accordance with the Fund’s investment objective which is executed by each Fund’s portfolio managers as a team. Each of the Funds uses a variety of investments to execute its investment strategy. Please refer to Note 1 – Organization, Consolidation of Subsidiaries and Significant Accounting Policies of these Notes to Consolidated Financial Statements for additional details on the significant accounting policies and investment types used by the Funds. Please refer to each Fund’s Consolidated Schedule of Investments for a breakdown of the types of investments from which each of the Funds generates its returns. Financial information in the form of total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus each Fund’s comparative benchmarks, among other metrics, and to make resource allocation decisions for each Fund’s single segment, is consistent with that presented within the Fund’s consolidated financial statements. Segment assets are reflected on each Fund’s Consolidated Statement of Assets and Liabilities as “total assets” and significant segment income, expenses, and gain(loss) are listed on each Fund’s Consolidated Statement of Operations.

Note 13 – Market Risks

The value of, or income generated by, the investments held by the Funds are subject to the possibility of rapid and unpredictable fluctuation, and loss that may result from various factors. These factors include, among others, developments affecting (or perceived to affect) individual companies, or issuers or particular industries, or from broader influences, including real or perceived changes in prevailing interest rates (which may change at any time based on changes in monetary policies and various market and other economic conditions), changes in inflation rates or expectations about inflation rates, deflation, adverse investor confidence or sentiment, general outlook for corporate earnings, changing economic, political (including geopolitical), social or financial market conditions, bank failures, increased instability or general uncertainty, extreme weather, natural/environmental or man-made disasters, or geological events, governmental actions, actual or threatened imposition of tariffs (which may be imposed by U.S. and foreign governments) and trade disruptions, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), debt crises, terrorism, actual or threatened wars or other armed conflicts (such as the conflict in the Middle East and the ongoing Russia-Ukraine conflict and its collateral economic and other effects, including, but not limited to, sanctions and other international trade barriers) or ratings downgrades, and other similar events, each of which may be temporary or last for extended periods. Different sectors, industries and security types may react differently to such developments. Moreover, changing economic, political, geopolitical, social, financial market or other conditions in one country, geographic region or industry could adversely affect the value, yield and return of the investments held by the Funds in a different country, geographic region, economy, industry or market because of the increasingly interconnected global economies and financial markets. The duration and extent of the foregoing types of factors or conditions are highly uncertain and difficult to predict and have in the past, and may in the future, cause volatility and distress in economies and financial markets or other adverse circumstances, which may negatively affect the value of the Funds’ investments and performance of the Funds.

Note 14 – Subsequent Events

The Funds evaluated subsequent events through the date the consolidated financial statements are issued and determined there were no material events that would require adjustment to or disclosure in the Funds’ consolidated financial statements.

THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 47

OTHER INFORMATION (Unaudited)

Sector Classification

Information in the Consolidated Schedule of Investments is categorized by sectors using sector-level Classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund’s registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.

Quarterly Portfolio Schedules Information

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Funds’ Form N-PORT is available on the SEC’s website at https://www.sec.gov. The Funds’ complete schedules of securities holdings as of the end of each fiscal quarter will be made available to the public on the SEC’s website at www.sec.gov and on our website at www.guggenheiminvestments.com, and will be made available, upon request and without charge, by calling 800.820.0888.

48 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Note: This is not applicable for any fund included in this document.

THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 49

Item 9: Proxy Disclosures for Open-End Management Investment Companies

Note: This is not applicable for any fund included in this document.

50 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT

Item 10: REMUNERATION Paid to Directors, Officers, and others of Open-End Management Investment Companies

The remuneration paid to directors, officers, and others, if applicable, are included as part of the financial statements included under Item 7 of this Form.

THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 51

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract

Report of the Rydex Series Funds Board of Trustees

The Board of Trustees (the “Board”) of Rydex Series Funds (the “Trust”), including the Independent Trustees, unanimously approved the renewal of the investment management agreement (the “Advisory Agreement”) with Security Investors, LLC (“Security Investors” or the “Adviser”) on behalf of the series of the Trust listed below (each a “Fund” and collectively, the “Funds”):

Tradable Funds (Including Sector Funds*)
●	Banking Fund*	●	Basic Materials Fund*
●	Biotechnology Fund*	●	Commodities Strategy Fund
●	Consumer Products Fund*	●	Dow Jones Industrial Average Fund
●	Electronics Fund*	●	Emerging Markets 2x Strategy Fund
●	Emerging Markets Bond Strategy Fund	●	Energy Fund*
●	Energy Services Fund*	●	Europe 1.25x Strategy Fund
●	Financial Services Fund*	●	Government Long Bond 1.2x Strategy Fund
●	Health Care Fund*	●	High Yield Strategy Fund
●	Internet Fund*	●	Inverse Emerging Markets 2x Strategy Fund
●	Inverse Government Long Bond Strategy Fund	●	Inverse High Yield Strategy Fund
●	Inverse Mid-Cap Strategy Fund	●	Inverse NASDAQ-100 Strategy Fund
●	Inverse Russell 2000 Strategy Fund	●	Inverse S&P 500 Strategy Fund
●	Japan 2x Strategy Fund	●	Leisure Fund*
●	Mid-Cap 1.5x Strategy Fund	●	Monthly Rebalance NASDAQ-100 2x Strategy Fund
●	NASDAQ-100 Fund	●	Nova Fund
●	Precious Metals Fund*	●	Real Estate Fund*
●	Retailing Fund*	●	Russell 2000 1.5x Strategy Fund
●	Russell 2000 Fund	●	S&P 500 Fund
●	S&P 500 Pure Growth Fund	●	S&P 500 Pure Value Fund
●	S&P MidCap 400 Pure Growth Fund	●	S&P MidCap 400 Pure Value Fund
●	S&P SmallCap 600 Pure Growth Fund	●	S&P SmallCap 600 Pure Value Fund
●	Strengthening Dollar 2x Strategy Fund	●	Technology Fund*
●	Telecommunications Fund*	●	Transportation Fund*
●	Utilities Fund*	●	U.S. Government Money Market Fund
●	Weakening Dollar 2x Strategy Fund
Alternative Funds** (i.e., Non-Tradable Funds)
●	Managed Futures Strategy Fund**	●	Multi-Hedge Strategies Fund**

*	Each a “Sector Fund” and collectively, the “Sector Funds.”
**	Each an “Alternative Fund” and collectively, the “Alternative Funds.” Each Fund other than the Alternative Funds is referred to herein as a “Tradable Fund” and collectively, the “Tradable Funds.”

52 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract (Continued)

Security Investors1 is an indirect subsidiary of Guggenheim Partners, LLC, a privately-held, global investment and advisory firm (“Guggenheim Partners”). Guggenheim Partners, Security Investors and their affiliates may be referred to herein collectively as “Guggenheim.” “Guggenheim Investments” refers to the global asset management and investment advisory division of Guggenheim Partners and includes Security Investors, Guggenheim Partners Investment Management, LLC, Guggenheim Funds Investment Advisors, LLC and other affiliated investment management businesses of Guggenheim Partners.

At meetings held in person on April 15, 2025 (the “April Meeting”) and on May 22, 2025 (the “May Meeting”), the Contracts Review Committee of the Board (the “Committee”), consisting solely of the Independent Trustees, met separately from Guggenheim to consider the proposed renewal of the Advisory Agreement. As part of its review process, the Committee was represented by independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), from whom the Independent Trustees received separate legal advice and with whom they met separately. Independent Legal Counsel reviewed and discussed with the Committee various key aspects of the Trustees’ legal responsibilities relating to the proposed renewal of the Advisory Agreement and other principal contracts. The Committee took into account various materials received from Guggenheim and Independent Legal Counsel. The Committee also considered the variety of written materials, reports and oral presentations the Board received throughout the year regarding performance and operating results of the Funds, and other information relevant to its evaluation of the Advisory Agreement.

In connection with the contract review process, FUSE Research Network LLC (“FUSE”), an independent, third-party research provider, was engaged to prepare advisory contract renewal reports designed specifically to help the Board fulfill its advisory contract renewal responsibilities. The objective of the FUSE reports is to present the subject fund’s relative position regarding fees, expenses and total return performance, with peer group and universe comparisons. FUSE also made a presentation at the April Meeting. The Committee assessed the data provided in the FUSE reports as well as commentary presented by Guggenheim and FUSE, including, among other things, a discussion of Funds for which no peer funds were identified, a summary of notable distinctions between certain Funds and the applicable peer group identified in the FUSE reports and explanations for custom peer groups created for certain Funds that do not fit well into any particular category.

As part of its evaluation of the Adviser and the proposed renewal of the Advisory Agreement, the Committee took into account that the beneficial owners of the Funds are clients of tactical advisors who are engaged to provide tactical asset allocation investment advisory services. Each Tradable Fund is designed to provide such tactical advisors with specific exposures (with the exception of the U.S. Government Money Market Fund which is designed to support tactical advisors seeking to avoid market exposure or preserve capital) while also providing for unlimited trading privileges, and that the Tradable Funds offer a unique set of product features. The Committee noted that each Tradable Fund (other than the U.S. Government Money Market Fund) seeks to track, or correlate to, the performance (before fees and expenses) of a specific benchmark index over certain time periods or a specific market, noting that, because appropriate published indices are not available for many of the Sector Funds, the Adviser has developed its own methodology to construct internal performance benchmarks for the Sector Funds. In this regard, the Committee received information regarding the Adviser’s proprietary methodology for constructing internal performance benchmarks for such Funds, including the personnel with primary responsibility for the maintenance and execution of the methodology. The Committee also noted that, in addition to the performance information included in the FUSE reports, the Adviser provided tracking error data for each Tradable Fund (other than the U.S. Government Money Market Fund) relative to the applicable benchmark index or Guggenheim-constructed internal performance benchmark. The Committee took into account the limitations of the peer group and universe comparisons provided by FUSE with respect to the Tradable Funds in light of their unique features and the limited size of the marketplace for tradable funds designed to support tactical advisors, noting that there are only two direct competitor product suites.

In addition, Guggenheim provided materials and data in response to formal requests for information sent by Independent Legal Counsel on behalf of the Committee. Guggenheim also made a presentation at the April Meeting. Throughout the process, the Committee asked questions of management and requested certain additional information, which Guggenheim provided (collectively with the foregoing reports

[1]

Security Investors also serves as investment adviser to each of Rydex Series Funds Commodities Strategy CFC, Rydex Managed Futures Strategy CFC and Rydex Series Funds Multi-Hedge Strategies CFC (each a “Subsidiary” and collectively, the “Subsidiaries”), wholly-owned subsidiaries of the Trust that are organized as limited companies under the laws of the Cayman Islands and used by Commodities Strategy Fund, Managed Futures Strategy Fund and Multi-Hedge Strategies Fund, respectively, to obtain commodities exposure. Pursuant to a separate investment management agreement for each Subsidiary (each a “Subsidiary Advisory Agreement” and collectively, the “Subsidiary Advisory Agreements”), the Subsidiary pays Security Investors an advisory fee at the same rate that the respective Fund pays Security Investors under the Advisory Agreement. The Subsidiary Advisory Agreements do not require annual renewal by the Board and will continue until they are terminated as provided in the Agreements. In addition, Security Investors has entered into a separate waiver agreement with respect to each applicable Fund pursuant to which Security Investors has contractually agreed to waive the advisory fee it receives from the Fund in an amount equal to the advisory fee paid to Security Investors by the respective Subsidiary. This undertaking will continue with respect to each applicable Fund for so long as the Fund invests in the respective Subsidiary, and may be terminated only with the approval of the Board.

THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 53

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract (Continued)

and materials, the “Contract Review Materials”). The Committee considered the Contract Review Materials in the context of its accumulated experience governing the Trust and other funds in the Guggenheim fund complex and weighed the factors and standards discussed with Independent Legal Counsel.

Following an analysis and discussion of relevant factors, including those identified below, and in the exercise of its business judgment, the Committee concluded that the Advisory Agreement represented a reasonable business arrangement negotiated at arm’s length and that it was in the best interest of each Fund to recommend that the Board approve the renewal of the Advisory Agreement for an additional annual term. Following its review of the Committee’s recommendation, the Board unanimously approved the renewal of the Advisory Agreement for each Fund for a one-year period ending August 1, 2026 at a meeting held on May 21-22, 2025 (the “May Board Meeting” and together with the May Meeting, the “May Meetings”) and determined to adopt the Committee’s considerations and conclusions, which follow.

Nature, Extent and Quality of Services Provided by the Adviser: With respect to the nature, extent and quality of services currently provided by the Adviser, the Committee considered the qualifications, experience and skills of key personnel performing services for the Funds, including those personnel providing compliance and risk oversight, as well as the supervisors and reporting lines for such personnel. The Committee also considered other information, including Guggenheim’s resources and related efforts to retain, attract and motivate capable personnel to serve the Funds. In evaluating Guggenheim’s resources and capabilities, the Committee considered Guggenheim’s commitment to focusing on, and investing resources in support of, funds in the Guggenheim fund complex, including the Funds. The Committee also considered the acceptability of the terms of the Advisory Agreement, including the scope of services required to be performed by the Adviser.

The Committee’s review of the services provided by Guggenheim to the Funds included consideration of Guggenheim’s investment processes and index methodologies and resulting performance, portfolio oversight and risk management, and the related regular quarterly reports and presentations received by the Board. The Committee took into account the risks borne by Guggenheim in sponsoring and providing services to the Funds, including regulatory, operational, legal and entrepreneurial risks. The Committee considered the resources dedicated by Guggenheim to compliance functions and the reporting made to the Board by Guggenheim compliance personnel regarding Guggenheim’s adherence to regulatory requirements. The Committee also considered the regular reports the Board receives from the Trust’s Chief Compliance Officer regarding compliance policies and procedures established pursuant to Rule 38a-1 under the Investment Company Act of 1940, as amended.

With respect to the Tradable Funds, the Committee considered their unique product features, including their tradability, the real time cash process employed for such Funds, twice-daily pricing for certain Tradable Funds on select trading platforms, and the leveraged and inverse strategies offered, the Adviser’s assessment of the value to shareholders provided by the Funds’ structure and the services required by the Adviser to provide the Funds’ unique features, as well as the personnel responsible for such services. The Committee noted that the Tradable Funds allow frequent trading and unlimited exchange privileges among like share classes and noted the magnitude of changes in each Fund’s assets during 2024, 2023 and 2022. The Committee also considered additional information regarding trading activity in the Tradable Funds during 2024 and 2023, including purchases and redemptions in dollar value and in number of transactions as well as transaction volume relative to the assets in the Tradable Funds. In this regard, the Committee noted that the real time cash process is utilized by the Adviser to aggregate shareholder flow data to estimate daily net subscriptions or redemptions in order to mitigate the costs associated with the tradability feature, improve tracking and keep the Funds fully invested. The Committee took into account the infrastructure developed by the Adviser to manage the significant volume and size of trading that typically occurs near the end of each business day, as well as the unique considerations required in the portfolio construction process to determine the optimal way to obtain the applicable exposures, including leveraged and inverse exposures, while allowing for high turnover. In addition, the Committee considered information provided by the Adviser analyzing the potential costs to shareholders of investing in tradable mutual funds, such as the Tradable Funds, compared to those of investing in exchange-traded funds, including expense ratios, brokerage commissions and spread costs, as well as the relative advantages and disadvantages of each investment product. The Committee considered management’s view that the Tradable Funds continue to be utilized by tactical advisors as intended. With respect to the Sector Funds, the Committee also considered the Adviser’s proprietary methodology for constructing internal performance benchmarks for such Funds, noting the Adviser’s statement that it uses a quantitative portfolio investment process that also requires investment discretion in implementing adjustments for factors that affect tradability and liquidity, changing dynamics within a sector, and corporate actions such as spin-offs, among other adjustments.

In connection with the Committee’s evaluation of the overall package of services provided by Guggenheim, the Committee considered Guggenheim’s administrative services, including its role in supervising, monitoring, coordinating and evaluating the various services provided by the fund administrator, transfer agent, distributor, custodian and other service providers to the Funds. The Committee evaluated the Office of Chief Financial Officer (the “OCFO”), which oversees the fund administration, accounting and transfer agency services provided to the Funds and other funds in the Guggenheim fund complex, including the OCFO’s resources, personnel and services provided.

54 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract (Continued)

With respect to Guggenheim’s resources and the ability of the Adviser to carry out its responsibilities under the Advisory Agreement, the Chief Financial Officer of Guggenheim Investments reviewed with the Committee financial information concerning the holding company for Guggenheim Investments, GIH Borrower, LLC (“GIHB”), and the various entities comprising Guggenheim Investments, and provided the audited consolidated financial statements of GIHB and its indirect subsidiary Guggenheim Investments Holdings, LLC.

Based on the foregoing, and based on other information received (both oral and written) at the April Meeting and the May Meetings, as well as other considerations, including the Committee’s knowledge of how the Adviser performs its duties obtained through Board meetings, discussions and reports throughout the year, the Committee concluded that the Adviser and its personnel were qualified to serve the Funds in such capacity and may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the Funds.

Investment Performance: Except as otherwise noted, the Committee received, for each Fund, investment returns for the since-inception, ten-year, five-year, three-year, one-year and three-month periods ended December 31, 2024, as applicable. For certain Tradable Funds with only one or two identified peer funds, if any, from the two direct competitor product suites, only investment returns for the five-year, three-year and one-year periods ended December 31, 2024, as applicable, were received. In addition, the Committee received a comparison of each Fund’s performance to the performance of a benchmark and a peer group of similar funds based on asset levels as identified by FUSE, and for certain Funds, a broader universe of funds, in each case for the same periods, as applicable. The Committee also received from FUSE a description of the methodology for identifying each Fund’s peer group and universe, if any, for performance and expense comparisons. For the Tradable Funds (other than the U.S. Government Money Market Fund), the Committee received tracking error data for such Funds relative to the applicable benchmark index or Guggenheim-constructed internal performance benchmark for the five-year, three-year and one-year periods ended December 31, 2024, as applicable. For certain Tradable Funds with only one or two identified peer funds from the two direct competitor product suites, the Committee received a comparison of the tracking error of each Fund’s Class H shares to the tracking error of a peer fund, in each case for the same periods, as applicable. The Committee also received certain performance information for the Alternative Funds (i.e., the non-Tradable Funds) as of March 31, 2025. In assessing each Fund’s performance, the Committee considered that the Board receives regular reporting from Guggenheim regarding performance and evaluates performance throughout the year.

With respect to the Tradable Funds (other than the U.S. Government Money Market Fund), the Committee considered the Adviser’s statement that such Funds are designed as a suite of products seeking to provide a number of broad and specific exposures for tactical advisors and also considered that the Funds have a unique set of product features designed to meet the needs of those tactical advisors, which has an impact on performance. The Committee considered the Adviser’s statement that, in circumstances where there are significant deviations from expected returns, management seeks to understand the cause of such deviations and determine if any remedial actions should be considered, noting that no such remedial actions were currently deemed necessary by the Adviser to address performance. The Committee also considered the Adviser’s discussion of factors that contribute to such deviations, including shareholder activity, financing costs associated with leverage and investment instruments used to achieve certain exposures. In this connection, the Committee considered the tracking error of each Fund’s Class H shares relative to its applicable benchmark index or Guggenheim-constructed internal performance benchmark and, for certain Tradable Funds, compared to the tracking error of a peer fund. The Committee considered the Adviser’s commentary explaining the higher levels of tracking error for certain Funds.

With respect to certain Tradable Funds with only one or two identified peer funds, if any, from the two direct competitor product suites, the Committee considered the Adviser’s summary of notable distinctions between the Tradable Funds and the peer funds in the two direct competitor product suites and noted the Adviser’s statement that certain Tradable Funds do not have any peer funds that provide the same index, leverage or inverse exposure. The Committee also considered management’s commentary explaining circumstances in which the performance of the Tradable Funds may deviate from the performance of their respective peer funds due to, among other factors, differences in portfolio construction methodologies and exposures. The Committee noted that the two direct competitor product suites do not offer a fund comparable to either the Commodities Strategy Fund or the Emerging Markets Bond Strategy Fund. The Committee considered, for each of the Commodities Strategy Fund and the Emerging Markets Bond Strategy Fund, a comparison to a peer group identified in the FUSE report that includes actively-managed funds, in each case noting the limitations in the comparability of such peer group.

With respect to the U.S. Government Money Market Fund, the Committee noted the Adviser’s statement that the Fund is designed to support tactical advisors seeking to avoid market exposure or preserve capital and considered that only one other fund in its peer group identified in the FUSE report has product features that make it comparable in this regard. The Committee considered that the Fund slightly underperformed the comparable peer fund and that the Fund’s performance ranked in the fourth quartile of the broader peer group over the five-year, three-year and one-year periods ended December 31, 2024.

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Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract (Continued)

With respect to the Sector Funds, the Committee considered the Adviser’s summary of notable distinctions between each Fund and the applicable peer group identified in the FUSE reports. The Committee considered that the peer groups are comprised of actively-managed funds seeking similar exposures but that do not offer the same product features, including unlimited trading privileges, noting the Adviser’s statement that certain peer funds also cover a narrower or wider market segment than the applicable Fund. The Committee considered management’s commentary explaining circumstances in which the Sector Funds may underperform their respective peer groups due to, among other factors, high turnover associated with daily shareholder flows, differences in exposures and the Funds’ modified cap weighting approach to portfolio construction.

With respect to the Alternative Funds (i.e., the non-Tradable Funds), in seeking to evaluate Fund performance over a full market cycle, the Committee focused its attention on five-year and three-year performance rankings as compared to the relevant universe of funds. The Committee observed that the returns of the Managed Futures Strategy Fund’s Institutional Class shares ranked in the third quartile or better of its performance universe for each of the five-year and three-year periods considered. In addition, the Committee made the following observations:

Multi-Hedge Strategies Fund: The returns of the Fund’s Institutional Class shares ranked in the 77th and 96th percentiles of its performance universe for the five-year and three-year periods ended December 31, 2024, respectively. The Committee noted management’s explanation that the Fund’s relative underperformance over the five-year and three-year time periods was largely driven by a wide range of uncorrelated strategies following the first quarter of 2024, including underperformance in the Equity Market Neutral strategy due to net short exposures to multi-family residential REITs and industrial REITs and net long exposures to health care REITs and underperformance in the Long/Short Equity strategy due to tilts toward quality and value. The Committee considered management’s statement that, in light of this underperformance, the investment management team was temporarily reducing its risk target for the Fund and prioritizing research and the potential implementation of new strategies for the Fund. The Committee took into account management’s discussions at the April Meeting and the May Board Meeting regarding the Fund’s performance and the Adviser’s planned enhancements to the Fund’s investment strategies and processes.

Based on the foregoing, and based on other information received (both oral and written) at the April Meeting and the May Meetings, as well as other considerations, the Committee concluded that: (i) each Fund’s performance was acceptable; or (ii) it was satisfied with Guggenheim’s responses and/or efforts to improve investment performance.

Comparative Fees, Costs of Services Provided and the Benefits Realized by the Adviser from Its Relationship with the Funds: The Committee compared each Fund’s contractual advisory fee, net effective management fee2 and total net expense ratio to the applicable peer group, if any. The Committee also reviewed the median advisory fees and expense ratios, including expense ratio components (e.g., transfer agency fees, administration fees, other operating expenses, distribution fees and fee waivers/reimbursements), of the peer group. In addition, the Committee considered information regarding Guggenheim’s process for evaluating the competitiveness of each Fund’s fees and expenses, noting Guggenheim’s statement that evaluations seek to incorporate a variety of factors with a general focus on ensuring fees and expenses: (i) are competitive; (ii) give consideration to resource support requirements; and (iii) ensure Funds are able to deliver on shareholder return expectations.

As part of its evaluation of each Fund’s advisory fee, the Committee considered how such fees compared to the advisory fee charged by Guggenheim to one or more other clients that it manages pursuant to similar investment strategies, to the extent applicable. The Committee noted Guggenheim’s statement that it does not provide advisory services to other clients that have investment strategies similar to those of the Funds, other than variable insurance fund counterparts to certain Funds, each of which is charged the same advisory fee as the corresponding Fund.

With respect to the Tradable Funds that are designed to track a widely available index, which have only one or two identified peer funds, if any, from the two direct competitor product suites, the Committee considered the Adviser’s summary of notable distinctions between the Tradable Funds and the peer funds, noting the Adviser’s statement that only one of the two direct competitor product suites (which also employs a daily rebalance feature) is directly comparable for purposes of assessing such Funds’ advisory fees, with the exception of the Monthly Rebalance NASDAQ-100 2x Strategy Fund for which the other competitor product suite (which employs a monthly rebalance feature) is directly comparable. The Committee noted that the contractual advisory fee for each Fund’s Class H shares, other than the Monthly Rebalance NASDAQ-100 2x Strategy Fund, was equal to or lower than the contractual advisory fee charged to the comparable peer fund. The Committee also considered the net effective management fee and total net expense ratio for each such Fund’s Class H shares as compared to those of the peer fund. For the

[2]

The “net effective management fee” for each Fund represents the combined effective advisory fee and administration fee as a percentage of average net assets for the latest fiscal year, after any waivers and/or reimbursements.

56 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract (Continued)

Monthly Rebalance NASDAQ-100 2x Strategy Fund, the Committee considered that, although the contractual advisory fee for the Fund’s Class H shares is higher than the contractual advisory fee charged to the peer fund, the Adviser has contractually agreed to cap Fund expenses to ensure that total net expenses are competitive. The Committee noted that the net effective management fee and the total net expense ratio for the Fund’s Class H shares were lower than those of the peer fund.

With respect to the U.S. Government Money Market Fund, the Committee noted the Adviser’s statement that the Fund is designed to support tactical advisors seeking to avoid market exposure or preserve capital and considered that only one other fund in its peer group identified in the FUSE report is directly comparable in terms of product features offered. The Committee considered that, as of the Fund’s and the peer fund’s respective fiscal year ends, the Fund’s contractual advisory fee and total net expense ratio were higher than those of the comparable peer fund, but noted management’s statement that it believes that the peer fund’s unique structural arrangement of investing in a master portfolio managed by an unaffiliated investment adviser may result in the peer fund’s stated advisory fees being understated.

With respect to the Sector Funds, the Committee considered the Adviser’s summary of notable distinctions between each Fund and the applicable peer group identified in the FUSE reports. The Committee considered that the peer groups are comprised of actively-managed funds seeking similar exposures but that do not offer the same product features, such as unlimited trading privileges. As a result, the fee and expense comparisons are more difficult given the uniqueness of both the Funds’ structure and the portfolio management needed to meet client requirements.

The Committee considered the continuation through August 1, 2026 of management’s agreement, implemented as part of the 2024 annual contract renewal process, to reduce the total net expense ratio of Europe 1.25x Strategy Fund by 0.10% of its average daily net assets through an expense reimbursement and/or waiver agreement, with such reduction applicable in addition to any other contractual waiver and/or reimbursement arrangements in place. The Committee also considered the continuation through August 1, 2026 of management’s agreement, implemented as part of the 2023 annual contract review process, to reduce the total net expense ratio of each Tradable Fund (other than the U.S. Government Money Market Fund) by 0.05% of its average daily net assets through an expense reimbursement and/or waiver agreement, with such reduction applicable in addition to any other contractual waiver and/or reimbursement arrangements in place. The Committee further noted the continuation through August 1, 2026 of management’s agreement, implemented as part of the 2022 annual contract review process, to reduce the total net expense ratio of each Tradable Fund with a contractual advisory fee of 0.90% of its average daily net assets3 by 0.05% of its average daily net assets and, with respect to NASDAQ-100 Fund, to reduce the total net expense ratio of the Fund by 0.05% of its average daily net assets in excess of $500 million, through expense reimbursement and/or waiver agreements.

With respect to the Alternative Funds (i.e., the non-Tradable Funds), the Committee observed that the contractual advisory fee, net effective management fee and total net expense ratio for each Fund’s Institutional Class shares each rank in the third quartile or better of such Fund’s peer group.

With respect to the costs of services provided and benefits realized by Guggenheim Investments from its relationship with the Funds, the Committee reviewed a profitability analysis and data from management for each Fund setting forth the average assets under management for the twelve months ended December 31, 2024, gross revenues received, and expenses incurred directly or through allocations, by Guggenheim Investments, expense waivers (as applicable), earnings and the operating margin/profitability rate, including variance information relative to the foregoing amounts as of December 31, 2023 and December 31, 2022. In addition, the Chief Financial Officer of Guggenheim Investments reviewed with, and addressed questions from, the Committee concerning the expense allocation methodology employed in producing the profitability analysis. In the course of its review of Guggenheim Investments’ profitability, the Committee took into account the methods used by Guggenheim Investments to determine expenses and profit and the representation by the Chief Financial Officer of Guggenheim Investments that such methods provided a reasonable basis for determining the profitability of the Adviser with respect to each Fund. The Committee considered all of the foregoing, among other things, in evaluating the costs of services provided, the profitability to Guggenheim Investments and the profitability rates presented.

[3]

Emerging Markets 2x Strategy Fund, Europe 1.25x Strategy Fund, Inverse Emerging Markets 2x Strategy Fund, Inverse Government Long Bond Strategy Fund, Inverse Mid-Cap Strategy Fund, Inverse NASDAQ-100 Strategy Fund, Inverse Russell 2000 Strategy Fund, Inverse S&P 500 Strategy Fund, Mid-Cap 1.5x Strategy Fund, Monthly Rebalance NASDAQ-100 2x Strategy Fund, Russell 2000 1.5x Strategy Fund, Strengthening Dollar 2x Strategy Fund and Weakening Dollar 2x Strategy Fund.

THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 57

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract (Concluded)

The Committee also considered other benefits available to the Adviser because of its relationship with the Funds and noted Guggenheim’s statement that it does not believe the Adviser derives any such “fall-out” benefits. In this regard, the Committee noted Guggenheim’s statement that, although it does not consider such benefits to be fall-out benefits, the Adviser may benefit from certain synergies, such as enhanced visibility of the Adviser and its products and services with the correlative opportunity to increase sales and distribution of these products and services, and other synergies arising from offering a broad spectrum of products and services, including the Funds.

Based on the foregoing, and based on other information received (both oral and written) at the April Meeting and the May Meetings, as well as other considerations, the Committee concluded that the comparative fees and the benefits realized by the Adviser from its relationship with the Funds reflected reasonable business arrangements negotiated at arm’s length and that the Adviser’s profitability from its relationship with the Funds was not unreasonable.

Economies of Scale: The Committee received and considered information regarding whether there have been economies of scale with respect to the management of the Funds as Fund assets grow, whether the Funds have appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. The Committee considered whether economies of scale in the provision of services to the Funds were being passed along to and shared with the shareholders. The Committee considered that Guggenheim believes it is appropriately sharing potential economies of scale and that Guggenheim’s increase in overall expenses in 2024 was attributable to increases in operating and administration expenses, income tax and depreciation, and non-recurring items.

With respect to the Tradable Funds, the Committee noted that, in addition to the expense reimbursement and/or waiver arrangement implemented in August 2022 for the NASDAQ-100 Fund on average daily net assets in excess of $500 million, the Adviser has agreed to a contractual advisory fee breakpoint schedule for the Funds that is applied at the product-suite level, rather than on a Fund level, as the Funds are designed for tactical advisors and provide unlimited trading privileges, with individual Fund assets fluctuating significantly throughout the year. Under the breakpoint schedule adopted in June 2018 to reflect product-suite level economies of scale, each Fund’s advisory fee would be subject to a uniform fee breakpoint reduction schedule that would take effect if the aggregate assets of the Tradable Funds and the tradable series of Rydex Dynamic Funds, a separate trust, equal or exceed $10 billion.

The Committee also noted the process employed by the Adviser to evaluate whether it would be appropriate to institute a new breakpoint for an Alternative Fund (i.e., a non-Tradable Fund), with consideration given to, among other things: (i) the Fund’s size and trends in asset levels over recent years; (ii) the competitiveness of the expense levels; (iii) whether expense waivers are in place; (iv) changes and trends in revenue and expenses; (v) whether there are any anticipated expenditures that may benefit the Fund in the future; (vi) Fund profitability; (vii) relative Fund performance; (viii) the nature, extent and quality of services management provides to the Fund; and (ix) the complexity of the Fund’s investment strategy and the resources required to support the Fund.

As part of its assessment of economies of scale, the Committee took into account Guggenheim’s representation that it seeks to share economies of scale through a number of means, including breakpoints, advisory fees set at competitive rates pre-assuming future asset growth, expense waivers and limitations, and investments in personnel, operations and infrastructure to support the fund business. The Committee also received information regarding amounts that had been shared with shareholders through such expense waivers and limitations. Thus, the Committee considered the size of the Funds and the competitiveness of and/or other determinations made regarding the current advisory fee for each Fund, as well as whether a Fund is subject to an expense limitation.

Based on the foregoing, and based on other information received (both oral and written) at the April Meeting and May Meetings, as well as other considerations, the Committee concluded that the advisory fee for each Fund reflected a reasonable business arrangement negotiated at arm’s length.

Overall Conclusions

The Committee concluded that the investment advisory fees reflect reasonable business arrangements negotiated at arm’s length in light of the extent and quality of the services provided and other benefits received and that the renewal of the Advisory Agreement is in the best interest of each Fund. In reaching this conclusion, no single factor was determinative or conclusive and each Committee member, in the exercise of their informed business judgment, may afford different weights to different factors.

Following its review of the Committee’s analysis and determinations, the Board adopted the considerations and conclusions of the Committee and determined to approve the renewal of the Advisory Agreement.

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Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The information is included as part of the material filed under Item 7 of this Form.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

The information is included as part of the material filed under Item 7 of this Form.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this registrant.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to this registrant.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchases.

Not applicable to this registrant.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16.	Controls and Procedures.

(a)	The registrant’s President (principal executive officer) and Treasurer (principal financial officer) have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) as of a date within 90 days of this filing and have concluded that based on such evaluation as required by Rule 30a-3(b) under the Investment Company Act, that the registrant’s disclosure controls and procedures were effective as of that date in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.
(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that the officers listed above believe to have materially affected, or to be reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to this registrant.

Item 18.	Recovery of Erroneously Awarded Compensation

(a)	Not applicable.

(b)	Not applicable.

Item 19.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Separate certifications by the President (principal executive officer) and Treasurer (principal financial officer) of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)) are attached.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	A certification by the registrant’s President (principal executive officer) and Treasurer (principal financial officer) as required by Rule 30a-2(b) under the Investment Company Act Act (17 CFR 270.30a-2(b)) is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Rydex Series Funds

By (Signature and Title)*	/s/ Brian E. Binder
Brian E. Binder, President and Chief Executive Officer

Date	September 3, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Brian E. Binder
Brian E. Binder, President and Chief Executive Officer

Date	September 3, 2025

By (Signature and Title)*	/s/ James Howley
James Howley, Chief Financial Officer, Chief Accounting Officer and Treasurer

Date	September 3, 2025

* Print the name and title of each signing officer under his or her signature.